United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-21822
(Investment Company Act File Number)

Federated Hermes Managed Pool Series
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2025-12-31

Date of Reporting Period: Six months ended 2025-06-30

Item 1.	Reports to Stockholders

Federated Hermes Corporate Bond Strategy Portfolio

FCSPX

Semi-Annual Shareholder Report - June 30, 2025

A Portfolio of Federated Hermes Managed Pool Series

This semi-annual shareholder report contains important information about the Federated Hermes Corporate Bond Strategy Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes Corporate Bond Strategy Portfolio	$0	0.00%

Key Fund Statistics

  Net Assets$116,462,956
  Number of Investments410
  Portfolio Turnover9%

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Securities Lending Collateral	0.5%
Foreign Government/Agency	2.1%
Cash Equivalents	3.2%
Corporate Bonds	93.5%

Semi-Annual Shareholder Report

Federated Hermes Corporate Bond Strategy Portfolio

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421P100

35282-A (08/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes High Yield Strategy Portfolio

FHYSX

Semi-Annual Shareholder Report - June 30, 2025

A Portfolio of Federated Hermes Managed Pool Series

This semi-annual shareholder report contains important information about the Federated Hermes High Yield Strategy Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes High Yield Strategy Portfolio	$0	0.00%

Key Fund Statistics

  Net Assets$100,210,062
  Number of Investments2
  Portfolio Turnover6%

Fund Holdings

Top Index Classifications (% of Net Assets)Footnote Reference1

Value	Value
Independent Energy	3.7%
Gaming	4.0%
Cash Equivalents	4.0%
Automotive	4.2%
Midstream	4.2%
Building Materials	4.6%
Health Care	5.6%
Cable Satellite	5.8%
Insurance - P&C	9.4%
Technology	12.6%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

Semi-Annual Shareholder Report

Federated Hermes High Yield Strategy Portfolio

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421P209

40940-A (08/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Mortgage Strategy Portfolio

FMBPX

Semi-Annual Shareholder Report - June 30, 2025

A Portfolio of Federated Hermes Managed Pool Series

This semi-annual shareholder report contains important information about the Federated Hermes Mortgage Strategy Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes Mortgage Strategy Portfolio	$0	0.00%

Key Fund Statistics

  Net Assets$990,492,851
  Number of Investments2
  Portfolio Turnover8%

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference1

Value	Value
Agency Risk Transfer Securities	0.3%
Non-Agency Mortgage-Backed Securities	1.3%
Asset-Backed Securities	2.6%
Cash Equivalents	3.1%
Collaterized Mortgage Obligations	11.6%
U.S. Government Agency Mortgage-Backed Securities	93.8%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

Semi-Annual Shareholder Report

Federated Hermes Mortgage Strategy Portfolio

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421P407

38886-A (08/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Semi-Annual Financial Statements
and Additional Information
June 30, 2025

Ticker FCSPX

Federated Hermes Corporate Bond Strategy Portfolio

A Portfolio of Federated Hermes Managed Pool Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
June 30, 2025 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—93.5%
	Basic Industry - Chemicals—0.5%
$ 390,000	RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	$ 389,883
150,000	RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2045	137,870
	TOTAL	527,753
	Basic Industry - Metals & Mining—1.1%
600,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	541,943
475,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	482,725
90,000	Glencore Funding LLC, 144A, 5.893%, 4/4/2054	88,293
200,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 2.625%, 9/23/2031	175,784
	TOTAL	1,288,745
	Basic Industry - Paper—0.3%
400,000	Smurfit Kappa Treasury Unlimited Co., Sr. Unsecd. Note, 5.777%, 4/3/2054	395,795
	Capital Goods - Aerospace & Defense—5.1%
230,000	BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	229,266
500,000	BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.000%, 9/15/2050	326,400
400,000	Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	388,918
495,000	Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	459,111
475,000	Boeing Co., Sr. Unsecd. Note, 3.250%, 2/1/2035	400,331
745,000	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	509,787
175,000	Boeing Co., Sr. Unsecd. Note, 5.705%, 5/1/2040	173,009
350,000	HEICO Corp., Sr. Unsecd. Note, 5.350%, 8/1/2033	358,422
440,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	430,493
350,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	345,022
250,000	Northrop Grumman Corp., Sr. Unsecd. Note, 3.250%, 1/15/2028	244,337
250,000	Northrop Grumman Corp., Sr. Unsecd. Note, 4.700%, 3/15/2033	249,339
295,000	Northrop Grumman Corp., Sr. Unsecd. Note, 5.250%, 7/15/2035	301,159
500,000	RTX Corp., Sr. Unsecd. Note, 4.125%, 11/16/2028	498,155
175,000	RTX Corp., Sr. Unsecd. Note, 4.150%, 5/15/2045	143,726
680,000	RTX Corp., Sr. Unsecd. Note, 5.150%, 2/27/2033	695,398
190,000	Textron, Inc., Sr. Unsecd. Note, 2.450%, 3/15/2031	168,529
	TOTAL	5,921,402
	Capital Goods - Building Materials—0.7%
100,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	95,834
270,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	264,801
235,000	Carrier Global Corp., Sr. Unsecd. Note, 2.700%, 2/15/2031	213,904
155,000	Carrier Global Corp., Sr. Unsecd. Note, 5.900%, 3/15/2034	165,119
90,000	Masco Corp., Sr. Unsecd. Note, 4.500%, 5/15/2047	73,107
	TOTAL	812,765
	Capital Goods - Construction Machinery—0.7%
205,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	207,146
200,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.800%, 4/15/2034	204,796
450,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.450%, 7/15/2026	435,912
	TOTAL	847,854
	Capital Goods - Diversified Manufacturing—1.2%
125,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.450%, 6/15/2034	128,628
120,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.700%, 6/15/2054	118,941
155,000	Otis Worldwide Corp., Sr. Unsecd. Note, Series WI, 2.565%, 2/15/2030	143,051
80,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	71,406
Semi-Annual Financial Statements and Additional Information
1

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Capital Goods - Diversified Manufacturing—continued
$ 165,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.250%, 10/1/2054	$ 148,470
175,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 1.800%, 4/1/2026	171,250
250,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 2.950%, 4/1/2031	223,620
160,000	Wabtec Corp., Sr. Unsecd. Note, 5.611%, 3/11/2034	165,736
235,000	Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	208,415
	TOTAL	1,379,517
	Capital Goods - Environmental—0.9%
225,000	Republic Services, Inc., Sr. Unsecd. Note, 2.375%, 3/15/2033	192,346
225,000	Republic Services, Inc., Sr. Unsecd. Note, 4.875%, 4/1/2029	229,920
195,000	Waste Connections, Inc., Sr. Unsecd. Note, 2.600%, 2/1/2030	181,562
475,000	Waste Connections, Inc., Sr. Unsecd. Note, 4.200%, 1/15/2033	459,849
	TOTAL	1,063,677
	Capital Goods - Packaging—0.2%
120,000	Sonoco Products Co., Sr. Unsecd. Note, 5.750%, 11/1/2040	118,920
150,000	WestRock Co., Sr. Unsecd. Note, Series WI, 4.000%, 3/15/2028	148,635
	TOTAL	267,555
	Communications - Cable & Satellite—1.2%
240,000	CCO Safari II LLC, 6.484%, 10/23/2045	237,964
250,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 3.850%, 4/1/2061	160,307
865,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 3.900%, 6/1/2052	594,156
300,000	Charter Communications, Inc., 4.200%, 3/15/2028	297,430
150,000	Time Warner Cable, Inc., Co. Guarantee, 5.500%, 9/1/2041	136,482
	TOTAL	1,426,339
	Communications - Media & Entertainment—1.1%
140,000	AppLovin Corp., Sr. Unsecd. Note, 5.500%, 12/1/2034	142,202
105,000	AppLovin Corp., Sr. Unsecd. Note, 5.950%, 12/1/2054	102,636
135,000	Fox Corp, Sr. Unsecd. Note, Series WI, 4.709%, 1/25/2029	136,134
400,000	Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	408,470
500,000	Omnicom Group, Inc., Sr. Unsecd. Note, 2.600%, 8/1/2031	442,413
	TOTAL	1,231,855
	Communications - Telecom Wireless—5.0%
200,000	American Tower Corp., Sr. Unsecd. Note, 1.450%, 9/15/2026	193,255
75,000	American Tower Corp., Sr. Unsecd. Note, 2.100%, 6/15/2030	66,648
150,000	American Tower Corp., Sr. Unsecd. Note, 3.100%, 6/15/2050	98,482
250,000	American Tower Corp., Sr. Unsecd. Note, 3.800%, 8/15/2029	243,152
100,000	American Tower Corp., Sr. Unsecd. Note, 4.400%, 2/15/2026	99,876
250,000	American Tower Corp., Sr. Unsecd. Note, 5.450%, 2/15/2034	257,549
140,000	Bell Canada, Sr. Unsecd. Note, 4.464%, 4/1/2048	112,637
375,000	Bell Canada, Sr. Unsecd. Note, 5.200%, 2/15/2034	375,655
150,000	Crown Castle, Inc., Sr. Unsecd. Note, 2.250%, 1/15/2031	130,554
400,000	Crown Castle, Inc., Sr. Unsecd. Note, 4.450%, 2/15/2026	399,568
100,000	Crown Castle, Inc., Sr. Unsecd. Note, 5.200%, 2/15/2049	89,436
150,000	TELUS Corp., Sr. Unsecd. Note, 2.800%, 2/16/2027	146,367
500,000	T-Mobile USA, Inc., Series WI, 2.700%, 3/15/2032	440,831
550,000	T-Mobile USA, Inc., Series WI, 3.000%, 2/15/2041	402,730
450,000	T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	437,186
1,162,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2029	1,154,269
215,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.050%, 7/15/2033	216,547
355,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.650%, 1/15/2053	343,713
Semi-Annual Financial Statements and Additional Information
2

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Telecom Wireless—continued
$ 350,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.250%, 9/17/2050	$ 273,009
325,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.750%, 6/28/2054	311,604
	TOTAL	5,793,068
	Communications - Telecom Wirelines—5.8%
452,000	AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	378,444
750,000	AT&T, Inc., Sr. Unsecd. Note, 2.750%, 6/1/2031	680,247
300,000	AT&T, Inc., Sr. Unsecd. Note, 3.500%, 6/1/2041	235,511
255,000	AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	178,455
600,000	AT&T, Inc., Sr. Unsecd. Note, 4.300%, 2/15/2030	598,243
400,000	AT&T, Inc., Sr. Unsecd. Note, 5.450%, 3/1/2047	381,492
245,000	AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	261,958
545,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	462,510
315,000	Rogers Communications, Inc., Sr. Unsecd. Note, 4.500%, 3/15/2042	269,270
250,000	Rogers Communications, Inc., Sr. Unsecd. Note, 4.550%, 3/15/2052	203,760
200,000	Rogers Communications, Inc., Sr. Unsecd. Note, 5.000%, 2/15/2029	202,880
600,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.100%, 3/22/2028	568,620
200,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.550%, 3/21/2031	179,440
635,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	490,077
140,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.000%, 3/22/2050	106,697
100,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 3/16/2027	99,961
390,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	314,039
676,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.780%, 2/15/2035	658,872
500,000	Verizon Communications, Inc., Sr. Unsecd. Note, Series WI, 1.680%, 10/30/2030	432,741
	TOTAL	6,703,217
	Consumer Cyclical - Automotive—3.7%
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	195,635
205,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 7.122%, 11/7/2033	212,855
105,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	90,069
110,000	General Motors Co., Sr. Unsecd. Note, 6.750%, 4/1/2046	112,425
750,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 1.500%, 6/10/2026	728,236
425,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.400%, 4/10/2028	399,953
50,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.700%, 8/20/2027	48,052
250,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.300%, 7/13/2025	249,946
150,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.450%, 9/6/2034	147,114
400,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.750%, 2/8/2031	411,174
600,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 4.900%, 6/23/2028	604,447
1,200,000	Nissan Motor Acceptance Co. LLC., Sr. Unsecd. Note, 144A, 1.850%, 9/16/2026	1,145,279
	TOTAL	4,345,185
	Consumer Cyclical - Retailers—1.5%
150,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, 1.750%, 10/1/2027	140,136
225,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	210,995
250,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	179,866
130,000	AutoNation, Inc., Sr. Unsecd. Note, 4.500%, 10/1/2025	129,948
450,000	AutoZone, Inc., Sr. Unsecd. Note, 5.400%, 7/15/2034	461,040
210,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	180,801
160,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2030	158,576
230,000	Tractor Supply Co., Sr. Unsecd. Note, 5.250%, 5/15/2033	234,905
	TOTAL	1,696,267
	Consumer Cyclical - Services—0.5%
290,000	Sodexo, Inc., Sr. Secd. Note, 144A, 5.800%, 8/15/2035	298,999
Semi-Annual Financial Statements and Additional Information
3

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Services—continued
$ 315,000		Uber Technologies, Inc., Sr. Unsecd. Note, 4.300%, 1/15/2030	$ 313,814
		TOTAL	612,813
		Consumer Non-Cyclical - Food/Beverage—5.1%
125,000		Bacardi Ltd., Sr. Unsecd. Note, 144A, 2.750%, 7/15/2026	122,442
1,200,000		Bacardi-Martini B.V., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2035	1,240,189
325,000		Coca-Cola Europacific Partners PLC, Sr. Unsecd. Note, 144A, 1.500%, 1/15/2027	311,226
360,000		Conagra Brands, Inc., Sr. Unsecd. Note, 1.375%, 11/1/2027	336,047
115,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.800%, 1/15/2029	116,232
300,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.900%, 5/1/2033	297,426
125,000		Constellation Brands, Inc., Sr. Unsecd. Note, 5.250%, 11/15/2048	115,321
210,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	207,000
600,000		Flowers Foods, Inc., Sr. Unsecd. Note, 5.750%, 3/15/2035	615,325
230,000		General Mills, Inc., Sr. Unsecd. Note, 3.000%, 2/1/2051	147,016
75,000		Heineken NV, Sr. Unsecd. Note, 144A, 4.350%, 3/29/2047	61,753
148,000		International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 2.300%, 11/1/2030	130,851
375,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	303,610
250,000		McCormick & Co., Inc., Sr. Unsecd. Note, 3.400%, 8/15/2027	245,803
100,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.625%, 9/13/2031	86,401
300,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	272,649
150,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	148,612
180,000		Smucker (J.M.) Co., Sr. Unsecd. Note, 2.375%, 3/15/2030	163,942
280,000		The Campbell’s Co., Sr. Unsecd. Note, 4.750%, 3/23/2035	269,143
125,000		The Campbell’s Co., Sr. Unsecd. Note, 5.200%, 3/21/2029	128,042
550,000	[1]	Tyson Foods, Inc., Sr. Unsecd. Note, 5.700%, 3/15/2034	569,714
		TOTAL	5,888,744
		Consumer Non-Cyclical - Health Care—4.3%
220,000		Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	207,173
179,000		Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	156,064
125,000		Becton Dickinson & Co., Sr. Unsecd. Note, 4.874%, 2/8/2029	126,803
200,000		CVS Health Corp., Sr. Unsecd. Note, 2.875%, 6/1/2026	196,996
50,000		CVS Health Corp., Sr. Unsecd. Note, 3.875%, 7/20/2025	49,962
880,000		CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	760,590
250,000		CVS Health Corp., Sr. Unsecd. Note, 5.125%, 2/21/2030	254,593
520,000		CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	460,911
150,000		CVS Health Corp., Sr. Unsecd. Note, 5.700%, 6/1/2034	154,511
200,000		CVS Health Corp., Sr. Unsecd. Note, 6.050%, 6/1/2054	196,148
250,000		GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 4.800%, 8/14/2029	253,737
250,000		GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 5.905%, 11/22/2032	265,874
145,000		GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 6.377%, 11/22/2052	156,362
250,000		HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	165,760
755,000		HCA, Inc., Sr. Unsecd. Note, 5.950%, 9/15/2054	734,305
365,000		HCA, Inc., Sr. Unsecd. Note, 6.000%, 4/1/2054	357,354
500,000		Solventum Corp., Sr. Unsecd. Note, Series WI, 5.400%, 3/1/2029	515,014
		TOTAL	5,012,157
		Consumer Non-Cyclical - Pharmaceuticals—2.4%
750,000		Amgen, Inc., Sr. Unsecd. Note, 2.450%, 2/21/2030	687,052
680,000		Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	696,574
520,000		Amgen, Inc., Sr. Unsecd. Note, 5.650%, 3/2/2053	508,075
300,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.625%, 6/25/2038	265,539
250,000		Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 6.500%, 11/21/2033	268,168
Semi-Annual Financial Statements and Additional Information
4

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Pharmaceuticals—continued
$ 325,000	Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	$ 204,996
250,000	Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 3.025%, 7/9/2040	187,061
	TOTAL	2,817,465
	Consumer Non-Cyclical - Supermarkets—0.8%
300,000	Kroger Co., Bond, 6.900%, 4/15/2038	336,224
125,000	Kroger Co., Sr. Unsecd. Note, 3.950%, 1/15/2050	94,208
535,000	Kroger Co., Sr. Unsecd. Note, 5.000%, 9/15/2034	531,505
	TOTAL	961,937
	Consumer Non-Cyclical - Tobacco—1.7%
500,000	Altria Group, Inc., Sr. Unsecd. Note, 3.700%, 2/4/2051	346,320
100,000	Altria Group, Inc., Sr. Unsecd. Note, 3.875%, 9/16/2046	74,022
100,000	Altria Group, Inc., Sr. Unsecd. Note, 4.800%, 2/14/2029	101,136
325,000	BAT Capital Corp., Sr. Unsecd. Note, 2.259%, 3/25/2028	307,565
50,000	BAT Capital Corp., Sr. Unsecd. Note, 5.650%, 3/16/2052	46,627
515,000	BAT Capital Corp., Sr. Unsecd. Note, 6.000%, 2/20/2034	543,135
100,000	BAT Capital Corp., Sr. Unsecd. Note, Series WI, 3.557%, 8/15/2027	98,427
200,000	BAT Capital Corp., Sr. Unsecd. Note, Series WI, 4.540%, 8/15/2047	161,700
300,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	314,756
	TOTAL	1,993,688
	Energy - Independent—1.5%
305,000	APA Corp., Sr. Unsecd. Note, 144A, 6.100%, 2/15/2035	299,315
250,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.050%, 7/15/2025	249,713
115,000	Coterra Energy, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 5/15/2027	113,603
175,000	Coterra Energy, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 3/15/2029	173,373
135,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.750%, 4/18/2054	125,443
190,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2053	188,083
355,000	Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	352,843
260,000	Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	269,743
	TOTAL	1,772,116
	Energy - Integrated—0.6%
305,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 3.750%, 2/15/2052	207,375
175,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	174,647
130,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.500%, 3/13/2027	129,178
250,000	Suncor Energy, Inc., Sr. Unsecd. Note, 3.750%, 3/4/2051	174,762
	TOTAL	685,962
	Energy - Midstream—8.1%
275,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	254,185
197,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	199,261
100,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	96,599
245,000	Columbia Pipeline Holding Co. LLC, Sr. Unsecd. Note, 144A, 5.681%, 1/15/2034	248,152
65,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.900%, 11/15/2049	46,931
300,000	Enbridge Energy Partners LP, 5.875%, 10/15/2025	300,273
80,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.500%, 9/15/2040	77,195
300,000	Enbridge, Inc., Sr. Unsecd. Note, 3.125%, 11/15/2029	283,498
400,000	Enbridge, Inc., Sr. Unsecd. Note, 5.700%, 3/8/2033	414,904
150,000	Energy Transfer LP, Sr. Unsecd. Note, 5.000%, 5/15/2050	125,500
250,000	Energy Transfer LP, Sr. Unsecd. Note, 5.300%, 4/15/2047	220,726
390,000	Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 2/15/2028	401,401
250,000	Energy Transfer LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	245,792
200,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.250%, 2/15/2048	162,225
Semi-Annual Financial Statements and Additional Information
5

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Midstream—continued
$ 300,000	Kinder Morgan, Inc., 5.050%, 2/15/2046	$ 265,092
300,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2028	300,326
330,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 5.950%, 8/1/2054	324,222
200,000	MPLX LP, Sr. Unsecd. Note, 2.650%, 8/15/2030	181,083
170,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	169,148
100,000	MPLX LP, Sr. Unsecd. Note, 4.900%, 4/15/2058	80,292
535,000	MPLX LP, Sr. Unsecd. Note, 4.950%, 3/14/2052	443,413
200,000	MPLX LP, Sr. Unsecd. Note, 5.500%, 6/1/2034	200,910
80,000	MPLX LP, Sr. Unsecd. Note, Series WI, 4.250%, 12/1/2027	79,709
225,000	National Fuel Gas Co., Sr. Secd. Note, 5.950%, 3/15/2035	230,172
195,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	174,076
425,000	ONEOK, Inc., Sr. Unsecd. Note, 3.100%, 3/15/2030	397,237
500,000	ONEOK, Inc., Sr. Unsecd. Note, 6.050%, 9/1/2033	524,859
550,000	ONEOK, Inc., Sr. Unsecd. Note, 6.625%, 9/1/2053	572,089
300,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 5.150%, 6/1/2042	267,583
125,000	Southern Natural Gas Co. LLC, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	103,828
350,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.125%, 3/15/2033	369,026
250,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.250%, 7/1/2052	247,845
150,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	148,331
350,000	Williams Cos., Inc., Sr. Unsecd. Note, 4.900%, 1/15/2045	309,210
280,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.150%, 3/15/2034	279,519
500,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.600%, 3/15/2035	514,229
125,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.800%, 11/15/2054	122,278
	TOTAL	9,381,119
	Energy - Refining—1.0%
275,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	228,972
150,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 3/1/2041	156,719
245,000	Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	240,209
265,000	Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	230,233
200,000	Valero Energy Corp., Sr. Unsecd. Note, 2.800%, 12/1/2031	178,161
200,000	Valero Energy Corp., Sr. Unsecd. Note, 4.900%, 3/15/2045	175,914
	TOTAL	1,210,208
	Financial Institution - Banking—8.6%
500,000	Capital One Financial Co., Sr. Unsecd. Note, 3.750%, 3/9/2027	495,977
200,000	Capital One Financial Co., Sr. Unsecd. Note, 5.817%, 2/1/2034	206,406
250,000	Citigroup, Inc., 5.500%, 9/13/2025	250,313
450,000	Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	450,525
500,000	Citigroup, Inc., Sub., 5.827%, 2/13/2035	510,387
385,000	Citigroup, Inc., Sub., 6.174%, 5/25/2034	403,184
300,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	310,788
580,000	Citizens Financial Group, Inc., Sub. Note, 2.638%, 9/30/2032	488,908
200,000	Comerica, Inc., 3.800%, 7/22/2026	198,248
330,000	Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	338,095
200,000	Fifth Third Bancorp, Sr. Unsecd. Note, 3.950%, 3/14/2028	198,107
345,000	Fifth Third Bancorp, Sr. Unsecd. Note, 5.631%, 1/29/2032	359,136
250,000	Fifth Third Bancorp, Sr. Unsecd. Note, 6.361%, 10/27/2028	260,677
545,000	FNB Corp. (PA), 5.722%, 12/11/2030	548,262
370,000	FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	370,056
250,000	Goldman Sachs Group, Inc., 5.950%, 1/15/2027	256,984
450,000	Goldman Sachs Group, Inc., Sub. Note, 4.250%, 10/21/2025	449,480
Semi-Annual Financial Statements and Additional Information
6

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 150,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 5.272%, 1/15/2031	$ 153,735
150,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 5.709%, 2/2/2035	153,352
800,000	KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	853,703
300,000	KeyCorp, Sr. Unsecd. Note, Series MTN, 2.550%, 10/1/2029	277,238
100,000	KeyCorp, Sr. Unsecd. Note, Series MTN, 4.100%, 4/30/2028	99,390
480,000	M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	520,681
100,000	M&T Bank Corp., Sr. Unsecd. Note, Series MTN, 5.385%, 1/16/2036	99,693
200,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	173,242
450,000	Morgan Stanley, Sub. Note, 5.000%, 11/24/2025	450,720
225,000	Regions Financial Corp., Sr. Unsecd. Note, 5.502%, 9/6/2035	225,662
320,000	Regions Financial Corp., Sr. Unsecd. Note, 5.722%, 6/6/2030	330,602
450,000	Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	454,981
140,000	Synovus Financial Corp., Sr. Unsecd. Note, 6.168%, 11/1/2030	143,667
	TOTAL	10,032,199
	Financial Institution - Broker/Asset Mgr/Exchange—0.7%
575,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 2.750%, 10/15/2032	485,267
85,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 5.875%, 7/21/2028	88,173
175,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 6.200%, 4/14/2034	183,142
100,000	Stifel Financial Corp., Sr. Unsecd. Note, 4.000%, 5/15/2030	96,175
	TOTAL	852,757
	Financial Institution - Finance Companies—2.0%
675,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	643,265
600,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.400%, 10/29/2033	529,430
230,000	Air Lease Corp., Sr. Unsecd. Note, 2.200%, 1/15/2027	222,745
475,000	Air Lease Corp., Sr. Unsecd. Note, 5.200%, 7/15/2031	485,639
225,000	Ally Financial, Inc., Sr. Unsecd. Note, 6.184%, 7/26/2035	229,626
210,000	Ally Financial, Inc., Sr. Unsecd. Note, 6.848%, 1/3/2030	221,803
	TOTAL	2,332,508
	Financial Institution - Insurance - Health—1.3%
575,000	Centene Corp., 2.500%, 3/1/2031	495,450
225,000	Centene Corp., Sr. Unsecd. Note, 2.450%, 7/15/2028	209,092
750,000	Elevance Health, Inc., Sr. Unsecd. Note, 4.750%, 2/15/2030	759,383
125,000	The Cigna Group, Sr. Unsecd. Note, 4.900%, 12/15/2048	109,223
	TOTAL	1,573,148
	Financial Institution - Insurance - Life—1.1%
495,000	Corebridge Financial, Inc., Sr. Unsecd. Note, 5.750%, 1/15/2034	514,597
110,000	Lincoln National Corp., Sr. Note, 7.000%, 6/15/2040	121,640
326,000	Lincoln National Corp., Sr. Unsecd. Note, 3.050%, 1/15/2030	306,635
100,000	Lincoln National Corp., Sr. Unsecd. Note, 5.852%, 3/15/2034	102,978
100,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	134,035
50,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	57,327
	TOTAL	1,237,212
	Financial Institution - Insurance - P&C—1.4%
425,000	Aon North America, Inc., 5.750%, 3/1/2054	419,315
375,000	Beacon Funding Trust, Sr. Unsecd. Note, 6.266%, 8/15/2054	371,603
250,000	CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	245,392
225,000	CNA Financial Corp., Sr. Unsecd. Note, 5.500%, 6/15/2033	230,964
212,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.569%, 2/1/2029	212,226
120,000	The Hartford Insurance Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	127,558
	TOTAL	1,607,058
Semi-Annual Financial Statements and Additional Information
7

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Apartment—0.4%
$ 205,000	UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	$ 172,709
180,000	UDR, Inc., Sr. Unsecd. Note, 5.125%, 9/1/2034	178,365
100,000	UDR, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 1/15/2028	98,151
	TOTAL	449,225
	Financial Institution - REIT - Healthcare—0.6%
75,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	64,245
245,000	Healthcare Trust of America, Sr. Unsecd. Note, 3.100%, 2/15/2030	227,398
150,000	Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	148,733
125,000	Welltower, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2031	113,611
200,000	Welltower, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	198,918
	TOTAL	752,905
	Financial Institution - REIT - Office—1.0%
90,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	89,293
100,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	98,944
80,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.700%, 7/1/2030	79,993
155,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 5.250%, 5/15/2036	152,201
450,000	Boston Properties LP, Sr. Unsecd. Note, 2.900%, 3/15/2030	413,681
340,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	283,340
	TOTAL	1,117,452
	Financial Institution - REIT - Other—0.4%
95,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	92,527
375,000	WP Carey, Inc., Sr. Unsecd. Note, 5.375%, 6/30/2034	378,532
	TOTAL	471,059
	Financial Institution - REIT - Retail—0.9%
140,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.800%, 10/1/2026	137,233
350,000	Kimco Realty Corp., Sr. Unsecd. Note, 6.400%, 3/1/2034	381,118
300,000	Regency Centers LP, Sr. Unsecd. Note, 3.700%, 6/15/2030	290,164
210,000	Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2026	206,312
	TOTAL	1,014,827
	Technology—10.7%
270,000	Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	268,973
500,000	Broadcom, Inc., Sr. Unsecd. Note, 4.350%, 2/15/2030	498,282
430,000	Broadcom, Inc., Sr. Unsecd. Note, 5.050%, 7/12/2029	440,492
325,000	Broadcom, Inc., Sr. Unsecd. Note, 5.200%, 4/15/2032	334,351
300,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 2.600%, 2/15/2033	256,704
310,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.137%, 11/15/2035	261,590
10,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	8,294
125,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.469%, 4/15/2034	111,708
70,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	52,408
425,000	CDW LLC/ CDW Finance Corp., Sr. Unsecd. Note, 2.670%, 12/1/2026	414,596
500,000	Concentrix Corp., Sr. Unsecd. Note, 6.600%, 8/2/2028	524,757
370,000	Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	376,839
280,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.000%, 4/1/2030	284,574
375,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.300%, 10/1/2029	386,042
375,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	361,350
530,000	Fiserv, Inc., Sr. Unsecd. Note, 5.600%, 3/2/2033	549,793
310,000	Global Payments, Inc., Sr. Unsecd. Note, 1.200%, 3/1/2026	302,769
225,000	Global Payments, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2027	217,728
160,000	Global Payments, Inc., Sr. Unsecd. Note, 3.200%, 8/15/2029	151,346
75,000	Global Payments, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	74,780
Semi-Annual Financial Statements and Additional Information
8

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 80,000	Global Payments, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	$ 79,972
235,000	Hewlett Packard Enterprise Co., 5.600%, 10/15/2054	217,204
510,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.000%, 10/15/2034	494,939
225,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 4.950%, 10/15/2034	222,565
155,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	153,887
245,000	Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	248,973
390,000	Micron Technology, Inc., Sr. Unsecd. Note, 3.366%, 11/1/2041	286,453
150,000	Oracle Corp., Sr. Unsecd. Note, 2.950%, 4/1/2030	140,121
1,600,000	Oracle Corp., Sr. Unsecd. Note, 3.600%, 4/1/2050	1,119,986
1,000,000	Oracle Corp., Sr. Unsecd. Note, 3.650%, 3/25/2041	788,920
495,000	Oracle Corp., Sr. Unsecd. Note, 4.200%, 9/27/2029	491,732
700,000	Oracle Corp., Sr. Unsecd. Note, 5.550%, 2/6/2053	658,853
110,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.950%, 9/15/2029	103,957
60,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.850%, 12/15/2025	59,995
245,000	Roper Technologies, Inc., Sr. Unsecd. Note, 4.200%, 9/15/2028	244,200
275,000	Roper Technologies, Inc., Sr. Unsecd. Note, 4.900%, 10/15/2034	271,326
235,000	Synopsys, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2028	237,440
75,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	74,559
320,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 5.250%, 6/5/2034	326,999
160,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	154,791
305,000	VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	264,832
	TOTAL	12,519,080
	Transportation - Railroads—0.6%
100,000	Canadian Pacific Railway Co., 7.125%, 10/15/2031	112,676
225,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.750%, 12/2/2026	217,213
105,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.050%, 3/5/2030	94,606
100,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.450%, 12/2/2031	87,835
195,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.000%, 12/2/2041	141,917
	TOTAL	654,247
	Transportation - Services—1.1%
250,000	FedEx Corp., Sr. Unsecd. Note, 144A, 3.250%, 5/15/2041	179,565
150,000	FedEx Corp., Sr. Unsecd. Note, 144A, 4.050%, 2/15/2048	111,147
100,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.700%, 6/15/2026	97,295
250,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.250%, 7/1/2029	256,076
100,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.250%, 2/1/2030	102,387
170,000	Ryder System, Inc., Sr. Unsecd. Note, Series DMTN, 4.900%, 12/1/2029	172,573
130,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 1.750%, 9/1/2026	126,167
220,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.900%, 12/1/2026	215,227
	TOTAL	1,260,437
	Utility - Electric—7.1%
130,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	129,620
135,000	AEP Texas, Inc., Sr. Unsecd. Note, 4.700%, 5/15/2032	133,174
200,000	Ameren Corp., Sr. Unsecd. Note, 1.750%, 3/15/2028	186,664
185,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	178,421
105,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 5.625%, 3/1/2033	109,208
100,000	Appalachian Power Co., Sr. Unsecd. Note, 7.000%, 4/1/2038	111,389
170,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	153,057
345,000	CenterPoint Energy, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2031	307,989
495,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 6.125%, 1/15/2034	533,425
120,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series A, 1.450%, 4/15/2026	117,146
Semi-Annual Financial Statements and Additional Information
9

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$ 240,000	Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	$ 235,570
250,000	Duke Energy Corp., Sr. Unsecd. Note, 4.300%, 3/15/2028	250,375
625,000	Duke Energy Corp., Sr. Unsecd. Note, 6.100%, 9/15/2053	636,537
250,000	EDP Finance B.V., Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	233,954
250,000	Electricite de France S.A., Sr. Unsecd. Note, 144A, 6.250%, 5/23/2033	268,030
390,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	324,693
300,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.500%, 7/12/2031	263,300
250,000	EverSource Energy, Sr. Unsecd. Note, 5.450%, 3/1/2028	256,555
250,000	EverSource Energy, Sr. Unsecd. Note, 5.500%, 1/1/2034	254,732
140,000	Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	107,881
215,000	Exelon Corp., Sr. Unsecd. Note, 5.125%, 3/15/2031	220,388
650,000	Exelon Corp., Sr. Unsecd. Note, 5.150%, 3/15/2028	664,594
180,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	152,793
242,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	237,764
150,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	149,218
200,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	197,311
225,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2030	230,335
100,000	NiSource, Inc., Sr. Unsecd. Note, 3.950%, 3/30/2048	77,286
100,000	NiSource, Inc., Sr. Unsecd. Note, 4.375%, 5/15/2047	82,315
95,000	NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	97,282
200,000	NiSource, Inc., Sr. Unsecd. Note, 5.400%, 6/30/2033	204,668
345,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2035	349,232
120,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	113,313
575,000	Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	572,603
135,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	125,605
	TOTAL	8,266,427
	Utility - Natural Gas—0.5%
500,000	Sempra Energy, Jr. Sub. Note, 4.125%, 4/1/2052	482,024
135,000	Sempra Energy, Sr. Unsecd. Note, 3.700%, 4/1/2029	131,638
	TOTAL	613,662
	Utility - Natural Gas Distributor—0.1%
110,000	The East Ohio Gas Co., Sr. Unsecd. Note, 144A, 3.000%, 6/15/2050	69,000
	TOTAL CORPORATE BONDS (IDENTIFIED COST $114,715,009)	108,860,406
	FOREIGN GOVERNMENTS/AGENCIES—2.1%
	Sovereign—2.1%
700,000	Mexico, Government of, 3.750%, 1/11/2028	684,845
200,000	Mexico, Government of, Series MTN, 4.750%, 3/8/2044	157,230
206,000	Mexico, Government of, Series MTNA, 6.750%, 9/27/2034	218,360
250,000	Mexico, Government of, Sr. Unsecd. Note, 3.250%, 4/16/2030	229,850
250,000	Mexico, Government of, Sr. Unsecd. Note, 4.500%, 4/22/2029	246,012
190,000	Peru, Government of, 6.550%, 3/14/2037	206,114
700,000	United Mexican States, Sr. Unsecd. Note, 6.350%, 2/9/2035	714,945
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $2,564,262)	2,457,356
	REPURCHASE AGREEMENT—3.2%
3,780,000	Interest in $718,000,000 joint repurchase agreement 4.40%, dated 6/30/2025 under which Bank of America, N.A. will repurchase securities provided as collateral for $718,087,756 on 7/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities maturing on 12/31/2025 and the market value of those underlying securities was $732,449,597. (IDENTIFIED COST $3,780,000)	3,780,000
Semi-Annual Financial Statements and Additional Information
10

Principal Amount or Shares		Value
	INVESTMENT COMPANY—0.5%
582,080	Federated Hermes Government Obligations Fund, Premier Shares, 4.25%[2] (IDENTIFIED COST $582,080)	$ 582,080
	TOTAL INVESTMENT IN SECURITIES—99.3% (IDENTIFIED COST $121,641,351)[3]	115,679,842
	OTHER ASSETS AND LIABILITIES - NET—0.7%[4]	783,114
	NET ASSETS—100%	$116,462,956
At June 30, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
United States Treasury Notes 2-Year Long Futures	15	$3,120,351	September 2025	$9,848
United States Treasury Notes 5-Year Long Futures	20	$2,180,000	September 2025	$22,433
United States Treasury Notes 10-Year Ultra Long Futures	30	$3,427,969	September 2025	$56,776
United States Treasury Ultra Bond Long Futures	18	$2,144,250	September 2025	$86,019
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$175,076
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended June 30, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 12/31/2024	$1,359,003
Purchases at Cost	$13,092,942
Proceeds from Sales	$(13,869,865)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 6/30/2025	$582,080
Shares Held as of 6/30/2025	582,080
Dividend Income	$43,392

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
2	7-day net yield.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at June 30, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Financial Statements and Additional Information
11

The following is a summary of the inputs used, as of June 30, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$108,860,406	$—	$108,860,406
Foreign Governments/Agencies	—	2,457,356	—	2,457,356
Investment Company	582,080	—	—	582,080
Repurchase Agreement	—	3,780,000	—	3,780,000
TOTAL SECURITIES	$582,080	$115,097,762	$—	$115,679,842
Other Financial Instruments:[1]
Assets	$175,076	$—	$—	$175,076

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
12

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.97	$10.09	$9.63	$11.86	$12.38	$11.48
Income From Investment Operations:
Net investment income (loss)[1]	0.23	0.44	0.40	0.38	0.38	0.43
Net realized and unrealized gain (loss)	0.19	(0.13)	0.46	(2.20)	(0.44)	0.91
TOTAL FROM INVESTMENT OPERATIONS	0.42	0.31	0.86	(1.82)	(0.06)	1.34
Less Distributions:
Distributions from net investment income	(0.23)	(0.43)	(0.40)	(0.38)	(0.38)	(0.43)
Distributions from net realized gain	—	—	—	(0.03)	(0.08)	(0.01)
TOTAL DISTRIBUTIONS	(0.23)	(0.43)	(0.40)	(0.41)	(0.46)	(0.44)
Net Asset Value, End of Period	$10.16	$9.97	$10.09	$9.63	$11.86	$12.38
Total Return[2]	4.25%	3.14%	9.20%	(15.44)%	(0.41)%	11.88%
Ratios to Average Net Assets:
Net expenses[3,4]	0.00%[5]	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	4.67%[5]	4.36%	4.13%	3.69%	3.19%	3.64%
Expense waiver/reimbursement[6]	0.24%[5]	0.22%	0.26%	0.24%	0.23%	0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$116,463	$225,093	$155,899	$134,660	$182,389	$143,775
Portfolio turnover[7]	9%	9%	5%	7%	11%	13%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
13

Statement of Assets and Liabilities
June 30, 2025 (unaudited)

Assets:
Investment in securities, at value including $563,499 of securities loaned and $582,080 of investments in affiliated holdings* (identified cost $121,641,351, including $582,080 of identified cost in affiliated holdings)	$115,679,842
Cash	517
Due from broker (Note 2)	212,200
Income receivable	1,494,364
Receivable for shares sold	129,478
Receivable for variation margin on futures contracts	42,196
Total Assets	117,558,597
Liabilities:
Payable for shares redeemed	17,984
Payable for collateral due to broker for securities lending (Note 2)	582,080
Income distribution payable	432,092
Payable to adviser (Note 5)	1,743
Payable for administrative fee (Note 5)	245
Payable for share registration costs	8,259
Payable for transfer agent fees	1,842
Accrued expenses (Note 5)	51,396
Total Liabilities	1,095,641
Net assets for 11,457,965 shares outstanding	$116,462,956
Net Assets Consist of:
Paid-in capital	$133,314,608
Total distributable earnings (loss)	(16,851,652)
Net Assets	$116,462,956
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$116,462,956 ÷ 11,457,965 shares outstanding, no par value, unlimited shares authorized	$10.16

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
14

Statement of Operations
Six Months Ended June 30, 2025 (unaudited)

Investment Income:
Interest	$4,032,119
Net income on securities loaned (includes $43,392 earned from affiliated holdings related to cash collateral balances*) (Note 2)	9,428
TOTAL INCOME	4,041,547
Expenses:
Administrative fee (Note 5)	71,406
Custodian fees	9,202
Transfer agent fees	8,701
Directors’/Trustees’ fees (Note 5)	1,228
Auditing fees	17,707
Legal fees	6,398
Portfolio accounting fees	50,033
Share registration costs	22,131
Printing and postage	11,109
Commitment fees (Note 7)	2,985
Miscellaneous (Note 5)	9,287
TOTAL EXPENSES	210,187
Reimbursement of other operating expenses (Note 5)	(210,187)
Net expenses	—
Net investment income	4,041,547
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments	(8,159,818)
Net realized loss on futures contracts	(228,534)
Net change in unrealized depreciation of investments	11,647,230
Net change in unrealized depreciation of futures contracts	204,059
Net realized and unrealized gain (loss) on investments and futures contracts	3,462,937
Change in net assets resulting from operations	$7,504,484

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
15

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2025	Year Ended 12/31/2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,041,547	$7,990,969
Net realized gain (loss)	(8,388,352)	(619,997)
Net change in unrealized appreciation/depreciation	11,851,289	(2,403,133)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,504,484	4,967,839
Distributions to Shareholders	(3,991,647)	(7,892,096)
Share Transactions:
Proceeds from sale of shares	23,299,780	109,157,814
Net asset value of shares issued to shareholders in payment of distributions declared	92,528	159,301
Cost of shares redeemed	(135,535,422)	(37,198,215)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(112,143,114)	72,118,900
Change in net assets	(108,630,277)	69,194,643
Net Assets:
Beginning of period	225,093,233	155,898,590
End of period	$116,462,956	$225,093,233
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
16

Notes to Financial Statements
June 30, 2025 (unaudited)
1. ORGANIZATION
Federated Hermes Managed Pool Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes Corporate Bond Strategy Portfolio (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide total return.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Semi-Annual Financial Statements and Additional Information
17

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. The detail of the total fund expense reimbursement of $210,187 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2025, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Financial Statements and Additional Information
18

Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $23,497,453 and $4,385,759, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The term of the loans within the program is one year or less. The Fund receives cash collateral for securities loaned, which generally is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of June 30, 2025, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$563,499	$582,080
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$175,076*

*
Includes cumulative net appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

Semi-Annual Financial Statements and Additional Information
19

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2025
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(228,534)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$204,059
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2025	Year Ended 12/31/2024
Shares sold	2,332,847	10,825,215
Shares issued to shareholders in payment of distributions declared	9,190	15,872
Shares redeemed	(13,467,270)	(3,705,707)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(11,125,233)	7,135,380
4. FEDERAL TAX INFORMATION
At June 30, 2025, the cost of investments for federal tax purposes was $121,641,351. The net unrealized depreciation of investments for federal tax purposes was $5,786,433. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $1,283,633 and unrealized depreciation from investments for those securities having an excess of cost over value of $7,070,066. The amounts presented are inclusive of derivative contracts.
As of December 31, 2024, the Fund had a capital loss carryforward of $2,880,893 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$712,909	$2,167,984	$2,880,893
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee because all eligible investors are: (1) in separately managed or wrap fee programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap-fee programs; or (2) in certain other separately managed accounts and discretionary investment accounts; or (3) to the extent permitted under applicable law, other Federated Hermes funds. The Adviser has contractually agreed to reimburse all expenses of the Fund, excluding extraordinary expenses. Acquired fund fees and expenses are not direct obligations of the Fund and are not contractual reimbursements under the investment advisory contract. For the six months ended June 30, 2025, the Adviser reimbursed $210,187 of operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Semi-Annual Financial Statements and Additional Information
20

FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2025, the annualized fee paid to FAS was 0.082% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund. For the six months ended June 30, 2025, the Fund’s Adviser reimbursed the Fund for any fee paid to FAS.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2025, were as follows:
Purchases	$14,824,039
Sales	$120,651,731
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2025, the Fund had no outstanding loans. During the six months ended June 30, 2025, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2025, there were no outstanding loans. During the six months ended June 30, 2025, the program was not utilized.
9. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information
21

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes Corporate Bond Strategy Portfolio (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
The Board considered that the Fund is distinctive in that it is used to implement particular investment strategies that are offered to investors in certain separately managed or wrap fee accounts or programs, or certain other discretionary investment accounts, and may also be offered to other funds (each, a “Federated Hermes Fund” and, collectively the “Federated Hermes Funds”) advised by the Adviser or its affiliates (collectively, “Federated Hermes”).
In addition, the Board considered that the Adviser does not charge an investment advisory fee for its services, although Federated Hermes may receive compensation for managing assets invested in the Fund.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by Federated Hermes in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align
Semi-Annual Financial Statements and Additional Information
22

with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other Federated Hermes Funds.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s benchmark.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Semi-Annual Financial Statements and Additional Information
23

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings.
For the one-year, three-year and five-year periods ended December 31, 2024, the Fund outperformed its benchmark.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered that the Adviser does not charge an investment advisory fee to this Fund for its services and has agreed to reimburse the Fund’s expenses so that total operating expenses are zero. Because the Adviser does not charge the Fund an investment advisory fee and the Fund’s total operating expenses will remain at zero due to reimbursement of expenses, the Board noted that it did not consider fee comparisons to other registered funds or other types of clients of Federated Hermes to be relevant to its evaluation.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. The Board considered that the Adviser does not charge an investment advisory fee to the Fund and noted, therefore, that the Adviser does not profit from providing advisory services to the Fund under the Contract.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
Because of the distinctive nature of the Fund as primarily an internal product with an advisory fee of zero, the Board noted that it did not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant to its evaluation.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel.
The Board noted that, although an affiliate of the Adviser charges the Fund an administrative services fee and also the affiliate is entitled to reimbursement for certain out-of-pocket expenses incurred in providing administrative services to the Fund, Federated Hermes reimburses all such fees and expenses to the Fund.
The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the
Semi-Annual Financial Statements and Additional Information
24

Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information
25

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Corporate Bond Strategy Portfolio

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421P100
35282 (8/25)
© 2025 Federated Hermes, Inc.

Semi-Annual Financial Statements
and Additional Information
June 30, 2025

Ticker FHYSX

Federated Hermes High Yield Strategy Portfolio

A Portfolio of Federated Hermes Managed Pool Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
June 30, 2025 (unaudited)
Shares or Principal Amount			Value
		INVESTMENT COMPANY—99.5%
17,497,185	[1]	High Yield Bond Core Fund (IDENTIFIED COST $96,303,085)	99,733,954
		REPURCHASE AGREEMENT—0.5%
$ 486,000
Interest in $718,000,000 joint repurchase agreement 4.40%, dated 6/30/2025 under which Bank of America, N.A. will repurchase a security provided as collateral for $718,087,756 on 7/1/2025. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Treasury security maturing on 12/31/2025 and the market value of that underlying security was $732,449,597.
(IDENTIFIED COST $486,000)
			$ 486,000
		TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $96,789,085)[2]	100,219,954
		OTHER ASSETS AND LIABILITIES - NET—(0.0)%[3]	(9,892)
		NET ASSETS—100%	$100,210,062
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended June 30, 2025, were as follows:
High Yield Bond Core Fund
Value as of 12/31/2024	$39,349,679
Purchases at Cost	$61,250,718
Proceeds from Sales	$(3,850,000)
Change in Unrealized Appreciation/Depreciation	$3,331,280
Net Realized Gain/(Loss)	$(347,723)
Value as of 6/30/2025	$99,733,954
Shares Held as of 6/30/2025	17,497,185
Dividend Income	$2,026,480

1
Due to this affiliated holding representing greater than 75% of the Fund’s net assets, a copy of the affiliated holding’s most recent Annual Financial Statements and Notes to Financial Statements are included with this Report.

2	Also represents cost of investments for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at June 30, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Investment Company	$99,733,954	$—	$—	$99,733,954
Repurchase Agreement	—	486,000	—	486,000
TOTAL SECURITIES	$99,733,954	$486,000	$—	$100,219,954
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
1

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$11.65	$11.61	$10.88	$13.16	$13.18	$13.20
Income From Investment Operations:
Net investment income (loss)[1]	0.36	0.75	0.74	0.76	0.71	0.75
Net realized and unrealized gain (loss)	0.20	0.03	0.72	(2.27)	(0.01)	(0.01)
TOTAL FROM INVESTMENT OPERATIONS	0.56	0.78	1.46	(1.51)	0.70	0.74
Less Distributions:
Distributions from net investment income	(0.36)	(0.74)	(0.73)	(0.77)	(0.72)	(0.76)
Net Asset Value, End of Period	$11.85	$11.65	$11.61	$10.88	$13.16	$13.18
Total Return[2]	4.92%	6.92%	13.96%	(11.63)%	5.40%	6.04%
Ratios to Average Net Assets:
Net expenses[3]	0.00%[4]	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	6.30%[4]	6.42%	6.62%	6.24%	5.42%	5.93%
Expense waiver/reimbursement[5]	0.37%[4]	0.65%	0.93%	0.55%	0.25%	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$100,210	$39,928	$25,054	$15,889	$125,419	$95,707
Portfolio turnover[6]	6%	0%	4%	24%	2%	23%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3
The Adviser has contractually agreed to reimburse all expenses of the Fund, excluding extraordinary expenses. Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.

4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
2

Statement of Assets and Liabilities
June 30, 2025 (unaudited)

Assets:
Investment in securities, at value including $99,733,954 of investments in affiliated holdings* (identified cost $96,789,085, including $96,303,085 of identified cost in affiliated holdings)	$100,219,954
Cash	644
Income receivable	502,211
Receivable for investments sold	400,000
Receivable for shares sold	152,196
Total Assets	101,275,005
Liabilities:
Payable for investments purchased	501,626
Payable for shares redeemed	15,414
Income distribution payable	499,109
Payable to adviser (Note 5)	1,677
Payable for administrative fee (Note 5)	212
Accrued expenses (Note 5)	46,905
Total Liabilities	1,064,943
Net assets for 8,459,859 shares outstanding	$100,210,062
Net Assets Consist of:
Paid-in capital	$104,710,881
Total distributable earnings (loss)	(4,500,819)
Net Assets	$100,210,062
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$100,210,062 ÷ 8,459,859 shares outstanding, no par value, unlimited shares authorized	$11.85

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
3

Statement of Operations
Six Months Ended June 30, 2025 (unaudited)

Investment Income:
Dividends received from affiliated holdings*	$2,026,480
Interest	14,574
TOTAL INCOME	2,041,054
Expenses:
Administrative fee (Note 5)	25,083
Custodian fees	2,708
Transfer agent fees	2,915
Directors’/Trustees’ fees (Note 5)	818
Auditing fees	16,166
Legal fees	5,869
Portfolio accounting fees	26,946
Share registration costs	15,608
Printing and postage	13,644
Commitment fee	4,995
Miscellaneous (Note 5)	5,191
TOTAL EXPENSES	119,943
Reimbursement of other operating expenses (Notes 2 and 5)	(119,943)
Net expenses	—
Net investment income	2,041,054
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments in affiliated holdings*	(347,723)
Net change in unrealized appreciation of investments in affiliated holdings*	3,331,280
Net realized and unrealized gain (loss) on investments	2,983,557
Change in net assets resulting from operations	$5,024,611

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
4

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2025	Year Ended 12/31/2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,041,054	$1,997,148
Net realized gain (loss)	(347,723)	—
Net change in unrealized appreciation/depreciation	3,331,280	74,218
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,024,611	2,071,366
Distributions to Shareholders	(2,022,617)	(1,993,948)
Share Transactions:
Proceeds from sale of shares	65,049,673	19,494,893
Net asset value of shares issued to shareholders in payment of distributions declared	53,541	48,675
Cost of shares redeemed	(7,823,150)	(4,746,966)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	57,280,064	14,796,602
Change in net assets	60,282,058	14,874,020
Net Assets:
Beginning of period	39,928,004	25,053,984
End of period	$100,210,062	$39,928,004
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
5

Notes to Financial Statements
June 30, 2025 (unaudited)
1. ORGANIZATION
Federated Hermes Managed Pool Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes High Yield Strategy Portfolio (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to seek high current income by investing primarily in a high-yield bond mutual fund and in a portfolio of fixed-income securities.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Semi-Annual Financial Statements and Additional Information
6

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense reimbursement of $119,943 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2025, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Financial Statements and Additional Information
7

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2025	Year Ended 12/31/2024
Shares sold	5,703,731	1,672,589
Shares issued to shareholders in payment of distributions declared	4,568	4,189
Shares redeemed	(674,470)	(408,972)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	5,033,829	1,267,806
4. FEDERAL TAX INFORMATION
At June 30, 2025, the cost of investments for federal tax purposes was $96,789,085. The net unrealized appreciation of investments for federal tax purposes was $3,430,869. This consists entirely of unrealized appreciation from investments for those securities having an excess of value over cost of $3,430,869.
As of December 31, 2024, the Fund had a capital loss carryforward of $7,133,825 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$1,183,168	$5,950,657	$7,133,825
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee because all eligible investors are: (1) in separately managed or wrap fee programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap fee programs; or (2) in certain other separately managed accounts and discretionary investment accounts. The Adviser has contractually agreed to reimburse all expenses of the Fund, excluding extraordinary expenses. Acquired fund fees and expenses are not direct obligations of the Fund and are not contractual reimbursements under the investment advisory contract.
For the six months ended June 30, 2025, the Adviser reimbursed $119,943 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
For the six months ended June 30, 2025, the annualized fee paid to FAS was 0.077% of average daily net assets of the Fund. For the six months ended June 30, 2025, the Fund’s Adviser reimbursed the Fund for any fee paid to FAS.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Financial Statements and Additional Information
8

Transactions with Affiliated Investment Companies
The Fund invests in High Yield Bond Core Fund (HYCORE), a portfolio of Federated Hermes Core Trust (“Core Trust”) which is managed by the Adviser. Core Trust is an open end management investment company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of HYCORE is to seek high current income. Federated Hermes, Inc. (“Federated Hermes”) receives no advisory or administrative fees from HYCORE. Income distributions from HYCORE are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of HYCORE, if any, are declared and paid at least annually, and are recorded by the Fund as capital gains received. At June 30, 2025, HYCORE represents 99.5% of the Fund’s net assets. Therefore, the performance of the Fund is directly affected by the performance of HYCORE. To illustrate the security holdings, financial condition, results of operations and changes in net assets of HYCORE, its financial statements are included within this report. The financial statements of HYCORE should be read in conjunction with the Fund’s financial statements. The valuation of securities held by HYCORE is discussed in the notes to its financial statements.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2025, were as follows:
Purchases	$61,250,718
Sales	$3,850,000
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2025, the Fund had no outstanding loans. During the six months ended June 30, 2025, the Fund did not utilize the LOC.
8. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2025, there were no outstanding loans. During the six months ended June 30, 2025, the program was not utilized.
9. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information
9

High Yield Bond Core Fund
Financial Statements and Notes to Financial Statements
Federated Hermes High Yield Strategy Portfolio invests primarily in High Yield Bond Core Fund. Therefore, the High Yield Bond Core Fund financial statements and notes to financial statements are included on pages 11 through 32.
High Yield Bond Core Fund
Annual Financial Statements and Additional Information
10

Portfolio of Investments
December 31, 2024
Principal Amount or Shares		Value
	CORPORATE BONDS—95.2%
	Aerospace/Defense—1.7%
$ 725,000	Goat Holdco, LLC, 144A, 6.750%, 2/1/2032	$ 718,718
2,525,000	TransDigm, Inc., 144A, 6.375%, 3/1/2029	2,533,766
4,250,000	TransDigm, Inc., 1st Priority Sr. Secd. Note, 144A, 6.625%, 3/1/2032	4,293,672
425,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.000%, 1/15/2033	416,861
1,825,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.750%, 8/15/2028	1,843,202
4,525,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.875%, 12/15/2030	4,595,521
1,100,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	1,081,800
	TOTAL	15,483,540
	Airlines—0.2%
1,487,500	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	1,483,867
	Automotive—5.7%
3,800,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	3,746,848
825,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 4/15/2031	844,028
450,000	Adient Global Holdings Ltd., Term Loan - 1st Lien, 144A, 7.000%, 4/15/2028	455,690
8,025,000	Clarios Global LP / Clarios US Finance Co., Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	8,052,253
1,325,000	Clarios Global LP, Sec. Fac. Bond, 144A, 6.750%, 5/15/2028	1,350,174
4,050,000	Dornoch Debt Merger Sub., Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	3,284,890
6,825,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	6,720,976
3,700,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	3,335,490
2,000,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	1,934,730
3,725,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	3,631,550
3,175,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.125%, 6/16/2025	3,173,907
3,525,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	3,498,843
1,675,000	IHO Verwaltungs GmbH, 144A, 8.000%, 11/15/2032	1,688,425
3,950,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	3,818,611
1,575,000	JB Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 8.750%, 12/15/2031	1,659,856
3,875,000	Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	3,335,083
400,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 6.750%, 4/23/2030	385,092
1,500,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 6.875%, 4/14/2028	1,496,994
600,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/14/2030	589,613
	TOTAL	53,003,053
	Banking—0.2%
1,875,000	Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	1,885,540
	Building Materials—3.9%
325,000	ABC Supply Co., Inc., 144A, 4.000%, 1/15/2028	311,678
3,100,000	ABC Supply Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	2,814,799
475,000	Beacon Roofing Supply, Inc., Sr. Note, 144A, 6.500%, 8/1/2030	482,367
1,175,000	Camelot Return Merger SU, Sec. Fac. Bond, 144A, 8.750%, 8/1/2028	1,127,223
3,775,000	Cp Atlas Buyer, Inc., Sr. Unsecd. Note, 144A, 7.000%, 12/1/2028	3,324,262
4,750,000	Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	4,193,223
4,275,000	Gyp Holdings III Corp., Sr. Unsecd. Note, 144A, 4.625%, 5/1/2029	4,035,842
2,950,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	2,900,540
600,000	Masterbrand, Inc., 144A, 7.000%, 7/15/2032	604,885
675,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Sec. Fac. Bond, 144A, 6.750%, 4/1/2032	678,585
2,250,000	MIWD Holdco II LLC/ MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	2,130,917
2,050,000	Patrick Industries, Inc., Sec. Fac. Bond, 144A, 6.375%, 11/1/2032	1,985,944
2,475,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	2,269,549
High Yield Bond Core Fund
Annual Financial Statements and Additional Information
11

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Building Materials—continued
$ 1,200,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2028	$ 1,149,415
3,425,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	3,354,542
925,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 6.500%, 8/15/2032	927,277
3,575,000	White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	3,553,598
	TOTAL	35,844,646
	Cable Satellite—6.7%
2,300,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	2,295,371
5,275,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	4,603,732
1,675,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2034	1,360,845
1,500,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	1,348,179
1,825,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	1,537,595
1,650,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,591,819
600,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	590,079
2,625,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	2,512,863
3,000,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 4.500%, 5/1/2032	2,583,953
1,550,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	1,094,451
3,800,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	2,743,861
3,800,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	2,740,811
1,375,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2030	719,988
1,950,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.000%, 11/15/2031	1,017,679
1,000,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	570,017
450,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	379,487
650,000	DISH DBS Corp., Sr. Unsecd. Note, 7.375%, 7/1/2028	465,978
3,700,000	DISH DBS Corp., Sr. Unsecd. Note, Series WI, 5.125%, 6/1/2029	2,385,166
2,900,000	Doyla Holdco 18 Designated Activity Co., Sr. Unsecd. Note, 144A, 5.000%, 7/15/2028	2,749,355
4,175,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2031	3,498,771
2,725,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	2,381,480
600,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/1/2027	584,050
1,675,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	1,607,906
4,425,000	Sunrise FinCo I B.V., Sr. Note, 144A, 4.875%, 7/15/2031	4,019,095
5,600,000	Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	5,452,790
725,000	Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	614,553
950,000	Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 4.500%, 8/15/2030	821,592
925,000	Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 5.500%, 5/15/2029	868,645
1,000,000	Vmed O2 UK Financing I PLC, Sec. Fac. Bond, 144A, 4.250%, 1/31/2031	854,756
2,425,000	Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	2,088,090
1,200,000	Ziggo B.V., Sec. Fac. Bond, 144A, 4.875%, 1/15/2030	1,104,767
1,575,000	Ziggo Bond Co. B.V., Sr. Unsecd. Note, 144A, 5.125%, 2/28/2030	1,421,236
3,750,000	Ziggo Finance B.V., Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	3,722,842
	TOTAL	62,331,802
	Chemicals—2.8%
3,575,000	Axalta Coating Systems LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	3,248,554
675,000	Cheever Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 10/1/2027	687,639
2,275,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	2,159,787
2,775,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	2,622,099
3,800,000	Herens Holdco S.a.r.l., Sec. Fac. Bond, 144A, 4.750%, 5/15/2028	3,510,642
2,225,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	2,255,029
650,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 7.250%, 6/15/2031	663,055
1,675,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 9.750%, 11/15/2028	1,779,296
5,675,000	Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2029	5,427,192
High Yield Bond Core Fund
Annual Financial Statements and Additional Information
12

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Chemicals—continued
$ 1,350,000	SNF Group SACA, Sr. Unsecd. Note, 144A, 3.375%, 3/15/2030	$ 1,184,345
750,000	WR Grace Holdings LLC, Sec. Fac. Bond, 144A, 7.375%, 3/1/2031	769,397
2,100,000	WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	1,933,749
	TOTAL	26,240,784
	Construction Machinery—0.7%
2,025,000	H&E Equipment Services, Inc., Sr. Unsecd. Note, 144A, 3.875%, 12/15/2028	1,852,960
625,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.750%, 1/15/2032	547,931
1,225,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	1,095,329
1,100,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	1,071,425
1,100,000	United Rentals North America, Inc., Sr. Unsecd. Note, 144A, 6.125%, 3/15/2034	1,092,772
825,000	United Rentals North America, Inc., Term Loan - 1st Lien, 144A, 6.000%, 12/15/2029	832,931
	TOTAL	6,493,348
	Consumer Cyclical Services—3.9%
1,200,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 7.875%, 2/15/2031	1,227,996
6,800,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	6,203,176
2,800,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	2,822,277
2,575,000	Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	2,562,810
3,225,000	Dun & Bradstreet Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	3,074,325
1,125,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 7.750%, 2/15/2028	1,161,874
6,875,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	6,525,230
1,025,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 8.375%, 11/15/2032	1,044,567
2,125,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	2,089,202
1,575,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 3.625%, 10/1/2031	1,349,658
1,775,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	1,579,469
1,700,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	1,645,607
2,425,000	Raven Acquisition Holdings LLC, Sr. Secd. Note, 144A, 6.875%, 11/15/2031	2,406,736
1,425,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2029	1,445,327
1,425,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.750%, 6/15/2032	1,437,118
	TOTAL	36,575,372
	Consumer Products—1.7%
6,500,000	BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	6,484,423
950,000	Champ Acquisition Corp., Sr. Secd. Note, 144A, 8.375%, 12/1/2031	971,450
1,450,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 4.125%, 4/1/2029	1,338,507
300,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	293,898
5,275,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	4,904,473
1,075,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	1,025,351
650,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 6.500%, 12/31/2027	652,902
	TOTAL	15,671,004
	Diversified Manufacturing—1.4%
5,750,000	Emrld Borrower LP / Emerald Co-Issuer, Inc., Sec. Fac. Bond, 144A, 6.625%, 12/15/2030	5,764,855
225,000	Emrld Borrower LP, Sec. Fac. Bond, 144A, 6.750%, 7/15/2031	226,920
1,625,000	Gates Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/1/2029	1,655,010
875,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2029	887,788
1,025,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.625%, 3/15/2032	1,043,065
2,900,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	2,951,067
	TOTAL	12,528,705
	Finance Companies—2.8%
4,825,000	Boost Newco Borrower LLC, 144A, 7.500%, 1/15/2031	5,062,171
225,000	Macquarie Airfinance Holdings Ltd., Sr. Unsecd. Note, 144A, 6.400%, 3/26/2029	231,681
225,000	Macquarie Airfinance Holdings Ltd., Sr. Unsecd. Note, 144A, 6.500%, 3/26/2031	233,166
High Yield Bond Core Fund
Annual Financial Statements and Additional Information
13

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Finance Companies—continued
$ 1,425,000	Macquarie Airfinance Holdings Ltd., Sr. Unsecd. Note, 144A, 8.125%, 3/30/2029	$ 1,511,794
900,000	Navient Corp., Sr. Unsecd. Note, 4.875%, 3/15/2028	859,410
575,000	Navient Corp., Sr. Unsecd. Note, 5.000%, 3/15/2027	564,008
2,700,000	Navient Corp., Sr. Unsecd. Note, 5.500%, 3/15/2029	2,551,674
575,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	575,977
600,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	543,790
5,250,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	4,577,590
2,275,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	1,896,871
2,650,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	2,638,855
2,475,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	2,386,429
900,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	889,667
1,525,000	UWM Holdings LLC, Sr. Unsecd. Note, 144A, 6.625%, 2/1/2030	1,517,035
	TOTAL	26,040,118
	Food & Beverage—1.8%
2,650,000	Bellring Brands, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2030	2,718,590
2,500,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 8/1/2029	2,322,382
1,925,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/15/2027	1,910,721
175,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 6.125%, 9/15/2032	175,211
1,800,000	Post Holdings, Inc., 144A, 6.375%, 3/1/2033	1,766,453
1,125,000	Post Holdings, Inc., Sec. Fac. Bond, 144A, 6.250%, 2/15/2032	1,117,954
1,475,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/15/2029	1,428,853
575,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 6.250%, 10/15/2034	561,568
1,425,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	1,341,421
1,900,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	1,821,500
350,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 5.750%, 4/15/2033	341,003
1,100,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 6.875%, 9/15/2028	1,126,923
	TOTAL	16,632,579
	Gaming—5.2%
1,950,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	1,465,592
1,025,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	992,885
1,900,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	1,759,093
825,000	Caesars Entertainment Corp., 144A, 6.000%, 10/15/2032	796,214
2,475,000	Caesars Entertainment Corp., Sec. Fac. Bond, 144A, 7.000%, 2/15/2030	2,522,717
2,675,000	Caesars Entertainment Corp., Sr. Secd. Note, 144A, 6.500%, 2/15/2032	2,689,254
1,050,000	Caesars Entertainment Corp., Sr. Unsecd. Note, 144A, 4.625%, 10/15/2029	983,916
775,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2027	767,302
3,175,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 5/1/2031	3,213,310
263,000	Colt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	265,845
3,425,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	3,499,346
250,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.500%, 9/1/2031	257,678
1,350,000	MGM Resorts International, Sr. Unsecd. Note, 6.125%, 9/15/2029	1,349,344
2,775,000	MGM Resorts International, Sr. Unsecd. Note, 6.500%, 4/15/2032	2,767,877
2,300,000	Midwest Gaming Borrower LLC, Sr. Note, 144A, 4.875%, 5/1/2029	2,169,937
4,400,000	Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	4,382,265
2,750,000	Ontario Gaming GTA LP, Sec. Fac. Bond, 144A, 8.000%, 8/1/2030	2,840,695
1,775,000	Penn Entertainment, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2029	1,593,454
3,800,000	Scientific Games Holdings Corp., Sr. Unsecd. Note, 144A, 6.625%, 3/1/2030	3,639,615
975,000	Station Casinos, Inc., 144A, 6.625%, 3/15/2032	969,838
3,425,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	3,252,357
650,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.500%, 9/1/2026	644,656
High Yield Bond Core Fund
Annual Financial Statements and Additional Information
14

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Gaming—continued
$ 1,525,000		VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/15/2025	$ 1,521,208
2,025,000		Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 144A, 7.125%, 2/15/2031	2,110,283
1,425,000		Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., Sr. Unsecd. Note, 144A, 6.250%, 3/15/2033	1,404,517
		TOTAL	47,859,198
		Health Care—4.4%
2,400,000		Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	2,333,480
2,150,000		Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	1,967,462
1,500,000		Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2028	1,433,016
1,225,000		CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	841,740
2,375,000		CHS/Community Health Systems, Inc., 144A, 6.875%, 4/15/2029	1,796,650
3,175,000		CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 5.625%, 3/15/2027	3,050,643
650,000		CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.000%, 1/15/2029	582,719
925,000		Concentra Escrow Issuer Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/15/2032	945,544
900,000		Embecta Corp., Sec. Fac. Bond, 144A, 5.000%, 2/15/2030	829,816
625,000		Embecta Corp., Sr. Note, 144A, 6.750%, 2/15/2030	595,624
1,125,000		Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	1,110,820
1,700,000		Iqvia, Inc., Sr. Unsecd. Note, 144A, 6.500%, 5/15/2030	1,731,537
900,000		LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2029	790,046
1,000,000		Medline Borrower LP, Sec. Fac. Bond, 144A, 3.875%, 4/1/2029	926,907
8,650,000		Medline Borrower LP, Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	8,356,021
1,600,000		Medline Borrower LP/Medline Co-Issuer, Inc., 144A, 6.250%, 4/1/2029	1,618,870
400,000		Neogen Food Safety Corp., Sr. Unsecd. Note, 144A, 8.625%, 7/20/2030	431,012
1,725,000		Select Medical Corp., 144A, 6.250%, 12/1/2032	1,662,652
1,125,000		Tenet Healthcare Corp., 4.250%, 6/1/2029	1,057,178
1,550,000		Tenet Healthcare Corp., 5.125%, 11/1/2027	1,519,377
2,500,000		Tenet Healthcare Corp., 144A, 6.250%, 2/1/2027	2,499,992
1,800,000		Tenet Healthcare Corp., Sec. Fac. Bond, 144A, 6.750%, 5/15/2031	1,819,838
3,250,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.125%, 10/1/2028	3,246,880
		TOTAL	41,147,824
		Health Insurance—0.3%
1,950,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	1,845,763
700,000		Molina Healthcare, Inc., Sr. Secd. Note, 144A, 6.250%, 1/15/2033	692,476
		TOTAL	2,538,239
		Independent Energy—3.1%
1,850,000		Aethon United LP BR/Aethon United Finance, 144A, 7.500%, 10/1/2029	1,893,749
1,000,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 5.375%, 3/1/2030	966,945
300,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	292,457
425,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2032	422,858
1,900,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 8.250%, 12/31/2028	1,941,087
650,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	789,029
625,000		Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.625%, 11/1/2030	655,097
350,000		Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.750%, 7/1/2031	365,324
2,175,000		Civitas Resources, Inc., Unsecd. Note, 144A, 8.375%, 7/1/2028	2,261,605
3,050,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	2,976,289
600,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	583,869
3,175,000	[1,2]	Expand Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2099	13,494
375,000		Matador Resources Co., Sr. Unsecd. Note, 144A, 6.250%, 4/15/2033	364,358
2,075,000		Matador Resources Co., Sr. Unsecd. Note, 144A, 6.500%, 4/15/2032	2,055,033
1,371,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	1,376,146
500,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 7.150%, 5/15/2028	524,792
High Yield Bond Core Fund
Annual Financial Statements and Additional Information
15

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Independent Energy—continued
$ 1,275,000	Permian Resources Operating LLC, Sr. Sub. Secd. Note, 144A, 6.250%, 2/1/2033	$ 1,259,585
800,000	Permian Resources Operating LLC, Sr. Unsecd. Note, 144A, 7.000%, 1/15/2032	812,872
575,000	Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	573,845
2,300,000	Range Resources Corp., Sr. Unsecd. Note, 8.250%, 1/15/2029	2,369,759
2,000,000	Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	1,869,445
1,200,000	Sitio Royalties Operating Partnership LP / Sitio Finance Corp., Sr. Unsecd. Note, 144A, 7.875%, 11/1/2028	1,239,943
1,800,000	SM Energy Co., Sr. Unsecd. Note, 144A, 6.750%, 8/1/2029	1,783,525
975,000	SM Energy Co., Sr. Unsecd. Note, 144A, 7.000%, 8/1/2032	962,225
	TOTAL	28,353,331
	Industrial - Other—1.4%
2,325,000	Hillenbrand, Inc., Sr. Unsecd. Note, 6.250%, 2/15/2029	2,326,396
6,875,000	Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	6,499,175
4,025,000	SPX Flow, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/1/2030	4,129,086
	TOTAL	12,954,657
	Insurance - P&C—8.3%
3,025,000	Acrisure LLC, Sec. Fac. Bond, 144A, 7.500%, 11/6/2030	3,118,064
875,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A, 5.875%, 11/1/2029	844,897
2,175,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A, 7.375%, 10/1/2032	2,197,733
2,950,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sec. Fac. Bond, 144A, 7.000%, 1/15/2031	2,964,753
300,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.500%, 10/1/2031	297,412
225,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	223,367
1,450,000	AmWINS Group, Inc., Sec. Fac. Bond, 144A, 6.375%, 2/15/2029	1,459,798
4,125,000	AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	3,892,444
975,000	Ardonagh Finco Ltd., Sec. Fac. Bond, 144A, 7.750%, 2/15/2031	1,005,060
7,525,000	Ardonagh Group Finance Ltd., Sr. Unsecd. Note, 144A, 8.875%, 2/15/2032	7,826,437
4,350,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2029	4,402,948
1,900,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.500%, 2/15/2032	2,046,583
2,975,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 144A, 7.125%, 5/15/2031	3,039,608
7,225,000	Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	7,026,976
4,075,000	Hub International Ltd., Sec. Fac. Bond, 144A, 7.250%, 6/15/2030	4,180,217
8,125,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2029	7,887,603
3,700,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.375%, 1/31/2032	3,760,228
2,475,000	Jones Deslauriers Insurance Management, Inc., Sec. Fac. Bond, 144A, 8.500%, 3/15/2030	2,615,597
2,850,000	Jones Deslauriers Insurance Management, Inc., Sr. Unsecd. Note, 144A, 10.500%, 12/15/2030	3,086,137
5,900,000	Panther Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 6/1/2031	5,965,398
1,550,000	Ryan Specialty LLC, Sec. Fac. Bond, 144A, 4.375%, 2/1/2030	1,457,078
1,800,000	Ryan Specialty LLC, Sec. Fac. Bond, 144A, 5.875%, 8/1/2032	1,782,185
5,950,000	USI, Inc./NY, Sr. Unsecd. Note, 144A, 7.500%, 1/15/2032	6,160,969
	TOTAL	77,241,492
	Leisure—2.2%
425,000	Carnival Corp., Sr. Secd. Note, 144A, 7.000%, 8/15/2029	442,419
1,925,000	Carnival Corp., Sr. Unsecd. Note, 144A, 6.000%, 5/1/2029	1,921,919
300,000	Carnival Corp., Sr. Unsecd. Note, 144A, 7.625%, 3/1/2026	300,667
850,000	NCL Corp. Ltd., Sr. Secd. Note, 144A, 8.125%, 1/15/2029	896,277
1,750,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	1,748,911
1,100,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 7.750%, 2/15/2029	1,155,928
950,000	NCL Finance Ltd., Sr. Unsecd. Note, 144A, 6.125%, 3/15/2028	953,761
1,700,000	Royal Caribbean Cruises, Ltd., 144A, 6.000%, 2/1/2033	1,697,187
450,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 4.250%, 7/1/2026	441,843
900,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.375%, 7/15/2027	895,048
High Yield Bond Core Fund
Annual Financial Statements and Additional Information
16

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Leisure—continued
$ 825,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.500%, 8/31/2026	$ 824,791
850,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.625%, 9/30/2031	836,663
1,050,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 6.250%, 3/15/2032	1,063,388
3,625,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	3,706,211
3,875,000	United Parks & Resorts, Inc., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2029	3,701,149
	TOTAL	20,586,162
	Lodging—1.1%
1,000,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	869,417
2,325,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	2,326,157
1,725,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.875%, 3/15/2033	1,698,588
775,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 4/1/2032	779,544
1,550,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2028	1,599,349
1,725,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	1,646,579
950,000	XHR LP, Sr. Unsecd. Note, 144A, 6.625%, 5/15/2030	954,306
	TOTAL	9,873,940
	Media Entertainment—2.4%
1,900,000	CMG Media, Corp., 144A, 8.875%, 6/18/2029	1,430,187
404,000	Cumulus Media News Holdings, Inc., 144A, 8.000%, 7/1/2029	151,643
1,300,000	Gray Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2031	694,757
1,500,000	Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	1,464,661
300,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 144A, 7.375%, 2/15/2031	313,835
500,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2029	465,484
2,175,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	2,011,556
625,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2027	608,711
450,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2031	228,876
725,000	Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	586,474
725,000	Sinclair Television Group, Sec. Fac. Bond, 144A, 4.125%, 12/1/2030	535,050
2,425,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	1,639,906
7,075,000	Stagwell Global LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	6,744,522
1,275,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	1,193,869
2,750,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 7.375%, 6/30/2030	2,634,309
1,825,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 8.000%, 8/15/2028	1,860,270
	TOTAL	22,564,110
	Metals & Mining—1.0%
825,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.875%, 3/1/2031	741,177
2,150,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 4/15/2030	2,105,052
525,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.875%, 11/1/2029	519,971
1,900,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2032	1,868,385
925,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/1/2033	909,633
3,000,000	Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	2,876,343
	TOTAL	9,020,561
	Midstream—4.6%
3,425,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	3,411,380
2,075,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	2,060,081
2,600,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.625%, 2/1/2032	2,620,730
550,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 7/15/2029	562,313
1,475,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2032	1,516,749
1,750,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series WI, 4.500%, 10/1/2029	1,695,503
3,275,000	CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	2,999,898
2,875,000	DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	2,625,281
High Yield Bond Core Fund
Annual Financial Statements and Additional Information
17

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$ 2,149,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 1/15/2029	$ 2,048,946
1,150,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.375%, 4/1/2029	1,154,628
2,625,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.500%, 7/1/2027	2,660,839
950,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	969,434
325,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2030	347,018
1,750,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	1,703,391
1,050,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 6.500%, 6/1/2029	1,061,153
1,725,000	HF Sinclair Corp., Sr. Unsecd. Note, 5.000%, 2/1/2028	1,704,614
2,375,000	Northriver Midstream Fin, 144A, 6.750%, 7/15/2032	2,391,343
2,600,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	2,614,776
1,325,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	1,319,493
2,800,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	2,508,326
2,050,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	2,029,063
1,050,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	1,053,974
1,400,000	Western Midstream Operating, LP, Sr. Unsecd. Note, 4.650%, 7/1/2026	1,395,387
	TOTAL	42,454,320
	Oil Field Services—2.0%
4,250,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	4,230,000
2,100,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	2,112,874
2,750,000	Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 7.250%, 2/15/2029	2,807,728
1,300,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	1,205,018
325,000	Nabors Industries, Inc., Sec. Fac. Bond, 144A, 9.125%, 1/31/2030	330,812
375,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/15/2027	374,906
575,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 8.875%, 8/15/2031	534,512
1,376,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	1,381,666
2,075,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	2,083,246
3,100,000	USA Compression Partners LP, Sr. Unsecd. Note, 144A, 7.125%, 3/15/2029	3,157,668
	TOTAL	18,218,430
	Packaging—4.1%
3,687,491	ARD Finance SA, Sec. Fac. Bond, 144A, 7.250% PIK, 6/30/2027	534,705
3,175,000	Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	2,730,954
5,750,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	3,292,941
2,550,000	Ball Corp., Sr. Unsecd. Note, 6.000%, 6/15/2029	2,571,671
800,000	Ball Corp., Sr. Unsecd. Note, 6.875%, 3/15/2028	818,916
559,000	Berry Global Escrow Corp., 144A, 4.875%, 7/15/2026	557,196
975,000	Clydesdale Acquisition Holdings, Inc., Sec. Fac. Bond, 144A, 6.875%, 1/15/2030	982,816
7,325,000	Clydesdale Acquisition Holdings, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/15/2030	7,438,933
2,500,000	Mauser Packaging Solutions Holding Co., 144A, 9.250%, 4/15/2027	2,540,415
1,525,000	Mauser Packaging Solutions Holding Co., Sec. Fac. Bond, 144A, 7.875%, 4/15/2027	1,557,726
2,275,000	OI European Group B.V., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	2,029,954
2,147,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	2,147,759
450,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	438,512
1,500,000	Sealed Air Corp., 144A, 6.500%, 7/15/2032	1,504,116
1,300,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 6.125%, 2/1/2028	1,305,372
1,200,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 7.250%, 2/15/2031	1,238,460
6,625,000	Trivium Packaging Finance B.V., Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	6,622,308
	TOTAL	38,312,754
	Paper—0.5%
2,550,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 4.750%, 8/15/2028	2,411,038
High Yield Bond Core Fund
Annual Financial Statements and Additional Information
18

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Paper—continued
$ 2,875,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	$ 2,636,518
	TOTAL	5,047,556
	Pharmaceuticals—1.4%
1,425,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	848,624
3,450,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	2,143,313
5,050,000	Grifols Escrow Issuer S.A., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2028	4,646,220
1,500,000	Jazz Securities Designated Activity Co., Sec. Fac. Bond, 144A, 4.375%, 1/15/2029	1,418,599
575,000	Organon & Co./Organon Foreign Debt Co-Issuer B.V., Sec. Fac. Bond, 144A, 6.750%, 5/15/2034	571,392
450,000	Organon & Co./Organon Foreign Debt Co-Issuer B.V., Sr. Unsecd. Note, 144A, 7.875%, 5/15/2034	460,624
3,450,000	Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	3,104,240
	TOTAL	13,193,012
	Restaurant—1.4%
9,275,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.000%, 10/15/2030	8,303,377
825,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 6.125%, 6/15/2029	828,703
850,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan - 1st Lien, 144A, 5.625%, 9/15/2029	838,331
1,425,000	Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	1,318,192
1,425,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	1,364,014
	TOTAL	12,652,617
	Retailers—1.8%
2,575,000	Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	2,563,492
900,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 4.750%, 3/1/2030	842,585
1,450,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	1,351,427
1,625,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2032	1,484,137
675,000	BELRON UK Finance PLC, 144A, 5.750%, 10/15/2029	668,627
1,475,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	1,325,957
575,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.875%, 10/1/2031	497,771
475,000	Group 1 Automotive, Inc., Sr. Unsecd. Note, 144A, 6.375%, 1/15/2030	477,136
1,075,000	Kontoor Brands, Inc., Sr. Unsecd. Note, 144A, 4.125%, 11/15/2029	990,900
3,825,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 8.250%, 8/1/2031	3,972,243
1,525,000	Velocity Vehicle Group, Sr. Unsecd. Note, 144A, 8.000%, 6/1/2029	1,587,616
825,000	William Carter Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2027	818,739
	TOTAL	16,580,630
	Supermarkets—0.5%
3,350,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	3,052,203
275,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	274,092
1,250,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 6.500%, 2/15/2028	1,267,566
400,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	401,919
	TOTAL	4,995,780
	Technology—12.7%
1,850,000	Amentum Escrow Corp., Sr. Unsecd. Note, 144A, 7.250%, 8/1/2032	1,866,128
7,475,000	AthenaHealth Group, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2030	7,111,237
2,325,000	Capstone Borrower, Inc., Sec. Fac. Bond, 144A, 8.000%, 6/15/2030	2,409,572
1,675,000	Centerfield Media Parent, Sr. Note, 144A, 6.625%, 8/1/2026	1,309,013
1,250,000	Central Parent LLC / CDK Global II LLC / CDK Financing Co., 144A, 8.000%, 6/15/2029	1,274,244
3,200,000	Central Parent, Inc./Central Merger Sub, Inc., 144A, 7.250%, 6/15/2029	3,166,157
5,550,000	Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	5,179,822
4,025,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 6.500%, 3/31/2029	3,955,721
1,150,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 8.250%, 6/30/2032	1,186,795
4,600,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 9.000%, 9/30/2029	4,676,101
4,050,000	Coherent Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	3,868,712
High Yield Bond Core Fund
Annual Financial Statements and Additional Information
19

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 2,075,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	$ 2,059,526
3,000,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	2,978,315
4,000,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	3,712,086
675,000	Ellucian Holdings, Inc., Sec. Fac. Bond, 144A, 6.500%, 12/1/2029	676,974
875,000	Entegris Escrow Corp., Sec. Fac. Bond, 144A, 4.750%, 4/15/2029	838,580
4,400,000	Entegris Escrow Corp., Sr. Unsecd. Note, 144A, 5.950%, 6/15/2030	4,368,123
300,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 4.375%, 4/15/2028	286,921
2,200,000	Fortress Intermediate 3, Inc., Sec. Fac. Bond, 144A, 7.500%, 6/1/2031	2,246,026
1,026,795	Goto Group, Inc., 144A, 5.500%, 5/1/2028	877,910
1,417,955	Goto Group, Inc., 144A, 5.500%, 5/1/2028	581,362
4,000,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	3,754,418
1,000,000	Helios Software Holdings, Sec. Fac. Bond, 144A, 4.625%, 5/1/2028	923,556
1,350,000	Insight Enterprises, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/15/2032	1,359,326
1,050,000	Iron Mountain, Inc., 144A, 6.250%, 1/15/2033	1,046,500
4,600,000	Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2029	4,703,555
8,450,000	McAfee Corp., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2030	8,217,553
1,275,000	NCR Atleos Escrow Corp., 144A, 9.500%, 4/1/2029	1,382,412
900,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	866,430
1,575,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.125%, 4/15/2029	1,508,464
1,300,000	Open Text, Inc., 144A, 6.900%, 12/1/2027	1,344,561
3,100,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	2,922,903
875,000	Rocket Software, Inc., Sec. Fac. Bond, 144A, 9.000%, 11/28/2028	908,059
5,400,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	5,091,124
2,025,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	1,950,234
100,000	Seagate HDD Cayman, Sr. Unsecd. Note, 8.250%, 12/15/2029	106,641
825,000	Seagate HDD Cayman, Sr. Unsecd. Note, 8.500%, 7/15/2031	882,972
2,941,000	Seagate HDD Cayman, Sr. Unsecd. Note, 9.625%, 12/1/2032	3,318,342
1,525,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 5.875%, 9/1/2030	1,493,570
900,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 6.625%, 7/15/2032	903,147
5,425,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	5,377,621
750,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	757,285
2,075,000	Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	1,893,019
2,825,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	2,624,071
5,675,000	UKG, Inc., Sec. Fac. Bond, 144A, 6.875%, 2/1/2031	5,763,573
1,750,000	Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	1,586,845
700,000	Zebra Technologies Corp., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	710,721
1,500,000	ZipRecruiter, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/15/2030	1,352,877
	TOTAL	117,379,104
	Transportation Services—0.4%
1,825,000	Stena International S.A., Sr. Secd. Note, 144A, 7.250%, 1/15/2031	1,870,539
1,525,000	Watco Cos LLC/Finance Co., Sr. Unsecd. Note, 144A, 7.125%, 8/1/2032	1,573,417
	TOTAL	3,443,956
	Utility - Electric—2.9%
400,000	Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	357,798
2,800,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	2,635,064
3,000,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	2,911,849
1,300,000	NextEra Energy Operating Partners LP, Sr. Unsecd. Note, 144A, 4.500%, 9/15/2027	1,245,728
2,500,000	NextEra Energy Operating Partners LP, Sr. Unsecd. Note, 144A, 7.250%, 1/15/2029	2,559,815
925,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	840,074
1,000,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2031	875,152
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Annual Financial Statements and Additional Information
20

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$ 187,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2032	$ 163,445
1,400,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	1,367,967
675,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2033	656,114
825,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 6.250%, 11/1/2034	809,849
2,025,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	1,873,577
2,400,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	2,314,194
1,525,000		TransAlta Corp., Sr. Unsecd. Note, 7.750%, 11/15/2029	1,591,563
3,475,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	3,466,905
400,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	399,600
825,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/15/2032	845,515
2,300,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 7.750%, 10/15/2031	2,414,990
		TOTAL	27,329,199
		TOTAL CORPORATE BONDS (IDENTIFIED COST $921,533,211)	881,961,230
		COMMON STOCK—0.0%
		Media Entertainment—0.0%
7,882	[2,3]	Audacy Capital Corp. (IDENTIFIED COST $5,372,443)	170,724
		WARRANTS—0.0%
		Media Entertainment—0.0%
9,554	[2,3]	Audacy Capital Corp., Warrants 9/30/2028	96
1,592	[2,3]	Audacy Capital Corp., Warrants 9/30/2028	16
		TOTAL WARRANTS (IDENTIFIED COST $3,226)	112
		INVESTMENT COMPANY—3.7%
34,129,461		Federated Hermes Government Obligations Fund, Premier Shares, 4.40%[4] (IDENTIFIED COST $34,129,461)	34,129,461
		TOTAL INVESTMENT IN SECURITIES—98.9% (IDENTIFIED COST $961,038,341)[5]	916,261,527
		OTHER ASSETS AND LIABILITIES - NET—1.1%[6]	9,939,463
		TOTAL NET ASSETS—100%	$926,200,990
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended December 31, 2024, were as follows:
	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Federated Hermes Government Obligations Fund, Premier Shares	Total of Affiliated Transactions
Value as of 12/31/2023	$32,017,578	$—	$32,017,578
Purchases at Cost	$120,104,675	$150,026,450	$270,131,125
Proceeds from Sales	$(152,101,748)	$(115,896,989)	$(267,998,737)
Change in Unrealized Appreciation/Depreciation	$(4,295)	$—	$(4,295)
Net Realized Gain/(Loss)	$(16,210)	$—	$(16,210)
Value as of 12/31/2024	$—	$34,129,461	$34,129,461
Shares Held as of 12/31/2024	—	34,129,461	34,129,461
Dividend Income	$615,356	$905,608	$1,520,964
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Annual Financial Statements and Additional Information
21

1	Issuer in default.
2	Non-income-producing security.
3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee (“Valuation Committee”).

4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $966,495,764.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$881,961,230	$—	$881,961,230
Equity Security:
Common Stock
Domestic	—	—	170,724	170,724
Warrants	—	—	112	112
Investment Company	34,129,461	—	—	34,129,461
TOTAL SECURITIES	$34,129,461	$881,961,230	$170,836	$916,261,527

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
PIK	—Payment in Kind
See Notes which are an integral part of the Financial Statements
High Yield Bond Core Fund
Annual Financial Statements and Additional Information
22

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$5.59	$5.22	$6.34	$6.35	$6.36
Income From Investment Operations:
Net investment income (loss)[1]	0.33	0.34	0.33	0.33	0.35
Net realized and unrealized gain (loss)	0.05	0.39	(1.08)	0.01	0.01
TOTAL FROM INVESTMENT OPERATIONS	0.38	0.73	(0.75)	0.34	0.36
Less Distributions:
Distributions from net investment income	(0.36)	(0.36)	(0.37)	(0.35)	(0.37)
Net Asset Value, End of Period	$5.61	$5.59	$5.22	$6.34	$6.35
Total Return[2]	6.97%	14.43%	(11.96)%	5.42%	6.09%
Ratios to Average Net Assets:
Net expenses[3]	0.04%	0.04%	0.04%	0.02%	0.03%
Net investment income	5.92%	6.34%	5.77%	5.16%	5.70%
Expense waiver/reimbursement	—%	—%	—%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$926,201	$845,567	$745,111	$2,494,249	$2,212,263
Portfolio turnover[4]	22%	16%	13%	34%	38%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
High Yield Bond Core Fund
Annual Financial Statements and Additional Information
23

Statement of Assets and Liabilities
December 31, 2024

Assets:
Investment in securities, at value including $34,129,461 of investments in affiliated holdings* (identified cost $961,038,341, including $34,129,461 of identified cost in affiliated holdings)	$916,261,527
Cash	100,547
Income receivable	14,692,655
Income receivable from affiliated holdings	115,744
Total Assets	931,170,473
Liabilities:
Income distribution payable	4,856,119
Accrued expenses (Note 5)	113,364
Total Liabilities	4,969,483
Net assets for 165,032,894 shares outstanding	$926,200,990
Net Assets Consist of:
Paid-in capital	$1,171,097,934
Total distributable earnings (loss)	(244,896,944)
Total Net Assets	$926,200,990
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$926,200,990 ÷ 165,032,894 shares outstanding, no par value, unlimited shares authorized	$5.61

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
High Yield Bond Core Fund
Annual Financial Statements and Additional Information
24

Statement of Operations
Year Ended December 31, 2024

Investment Income:
Interest	$52,374,127
Dividends (including $1,520,964 received from affiliated holdings*)	1,917,619
TOTAL INCOME	54,291,746
Expenses:
Administrative fee (Note 5)	6,990
Custodian fees	37,067
Transfer agent fees	56,389
Directors’/Trustees’ fees (Note 5)	5,148
Auditing fees	40,649
Legal fees	10,859
Portfolio accounting fees	154,704
Share registration costs	100
Printing and postage	19,437
Commitment fee (Note 7)	5,406
Miscellaneous (Note 5)	14,619
TOTAL EXPENSES	351,368
Net investment income	53,940,378
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments (including net realized loss of $(16,210) on sales of investments in affiliated holdings*)	(22,585,852)
Net change in unrealized depreciation of investments (including net change in unrealized appreciation of $(4,295) on investments in affiliated holdings*)	31,704,239
Net realized and unrealized gain (loss) on investments	9,118,387
Change in net assets resulting from operations	$63,058,765

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
High Yield Bond Core Fund
Annual Financial Statements and Additional Information
25

Statement of Changes in Net Assets

Year Ended December 31	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$53,940,378	$50,343,766
Net realized gain (loss)	(22,585,852)	(25,508,183)
Net change in unrealized appreciation/depreciation	31,704,239	82,616,504
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	63,058,765	107,452,087
Distributions to Shareholders	(58,325,229)	(52,999,823)
Share Transactions:
Proceeds from sale of shares	135,240,200	135,520,135
Net asset value of shares issued to shareholders in payment of distributions declared	9,085,405	3,222,946
Cost of shares redeemed	(68,425,507)	(92,738,571)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	75,900,098	46,004,510
Change in net assets	80,633,634	100,456,774
Net Assets:
Beginning of period	845,567,356	745,110,582
End of period	$926,200,990	$845,567,356
See Notes which are an integral part of the Financial Statements
High Yield Bond Core Fund
Annual Financial Statements and Additional Information
26

Notes to Financial Statements
December 31, 2024
1. ORGANIZATION
Federated Hermes Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of High Yield Bond Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to seek high current income.
The Fund’s portfolio consists primarily of lower rated corporate debt obligations. These lower rated debt obligations may be more susceptible to real or perceived adverse economic conditions than investment-grade bonds. These lower rated debt obligations are regarded as predominately speculative with respect to each issuer’s continuing ability to make interest and principal payments (i.e., the obligations are subject to the risk of default). Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
High Yield Bond Core Fund
Annual Financial Statements and Additional Information
27

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2024, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the 1933 Act; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
High Yield Bond Core Fund
Annual Financial Statements and Additional Information
28

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Year Ended 12/31/2024	Year Ended 12/31/2023
Shares sold	24,253,646	25,323,647
Shares issued to shareholders in payment of distributions declared	1,624,973	600,019
Shares redeemed	(12,230,602)	(17,409,623)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	13,648,017	8,514,043
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2024 and 2023, was as follows:
	2024	2023
Ordinary income	$58,325,229	$52,999,823
As of December 31, 2024, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$657,956
Net unrealized depreciation	$(50,234,237)
Capital loss carryforwards	$(195,320,663)
TOTAL	$(244,896,944)
At December 31, 2024, the cost of investments for federal tax purposes was $966,495,764. The net unrealized depreciation of investments for federal tax purposes was $50,234,237. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $9,090,940 and unrealized depreciation from investments for those securities having an excess of cost over value of $59,325,177. The difference between book-basis and tax-basis net unrealized depreciation is attributable to differing treatments for wash sales, defaulted securities and discount accretion/premium amortization on debt securities.
As of December 31, 2024, the Fund had a capital loss carryforward of $195,320,663 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$27,458,444	$167,862,219	$195,320,663
The Fund used capital loss carryforwards of $511,264 to offset capital gains realized during the year ended December 31, 2024.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to the direction of the Trustees, provides investment adviser services at no fee, because all investors in the Fund are other Federated Hermes Funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates). Although not contractually obligated to do so, the Adviser intends to voluntarily reimburse operating expenses (excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund’s average daily net assets. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to certain out-of-pocket expenses.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
High Yield Bond Core Fund
Annual Financial Statements and Additional Information
29

Affiliated Shares of Beneficial Interest
As of December 31, 2024, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2024, were as follows:
Purchases	$266,529,927
Sales	$194,238,269
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of December 31, 2024, the Fund had no outstanding loans. During the year ended December 31, 2024, the Fund did not utilize the LOC.
8. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2024, there were no outstanding loans. During the year ended December 31, 2024, the program was not utilized.
9. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended December 31, 2024, 86.7% of dividends paid by the Fund are interest related dividends, as provided by the American Jobs Creation Act of 2004. 99.3% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder.
High Yield Bond Core Fund
Annual Financial Statements and Additional Information
30

Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF HIGH YIELD BOND CORE FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of High Yield Bond Core Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Core Trust (the “Trust”)) including the portfolio of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Core Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and in accordance with the relevant ethical requirements relating to our audits.
We conducted our audits in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
February 24, 2025
High Yield Bond Core Fund
Annual Financial Statements and Additional Information
31

Shareholder Meeting Results (unaudited)
At a Special Meeting held on October 25, 2024, shareholders of the Federated Hermes Core Trust (the “Trust”) elected Trustees of the Trust. Shareholders of the Trust elected new individuals to serve as Trustees effective January 1, 2025, who will serve on the Board with current Trustees Messrs. J. Christopher Donahue, John B. Fisher, John G. Carson, G. Thomas Hough, Thomas M. O’Neill, John S. Walsh and Ms. Madelyn A. Reilly. Under the Trust’s Director Service Policy, Trustees Judge Maureen Lally-Green and Mr. P. Jerome Richey retired from the Board on December 31, 2024. The number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office, is included below.
Trustee:	Voted For	Withheld Authority	Abstained	Broker Non-Voting
J. Christopher Donahue	1,013,322,432.510	0.000	0	N/A
John B. Fisher	1,013,322,432.510	0.000	0	N/A
John G. Carson	1,013,322,432.510	0.000	0	N/A
G. Thomas Hough	966,480,352.584	46,842,079.926	0	N/A
Karen L. Larrimer	1,013,322,432.510	0.000	0	N/A
Max F. Miller	1,013,322,432.510	0.000	0	N/A
Frank J. Nasta	1,013,322,432.510	0.000	0	N/A
Thomas M. O’Neill	966,480,352.584	46,842,079.926	0	N/A
Madelyn A. Reilly	1,013,322,432.510	0.000	0	N/A
John S. Walsh	966,480,352.584	46,842,079.926	0	N/A
High Yield Bond Core Fund
Annual Financial Statements and Additional Information
32

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes High Yield Strategy Portfolio (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
The Board considered that the Fund is distinctive in that it is used to implement particular investment strategies that are offered to investors in certain separately managed or wrap fee accounts or programs, or certain other discretionary investment accounts, and may also be offered to other funds (each, a “Federated Hermes Fund” and, collectively the “Federated Hermes Funds”) advised by the Adviser or its affiliates (collectively, “Federated Hermes”).
In addition, the Board considered that the Adviser does not charge an investment advisory fee for its services, although Federated Hermes may receive compensation for managing assets invested in the Fund.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by Federated Hermes in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align
Semi-Annual Financial Statements and Additional Information
33

with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other Federated Hermes Funds.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s benchmark.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Semi-Annual Financial Statements and Additional Information
34

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings.
For the one-year, three-year and five-year periods ended December 31, 2024, the Fund underperformed its benchmark. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered that the Adviser does not charge an investment advisory fee to this Fund for its services and has agreed to reimburse the Fund’s expenses so that total operating expenses are zero. Because the Adviser does not charge the Fund an investment advisory fee and the Fund’s total operating expenses will remain at zero due to reimbursement of expenses, the Board noted that it did not consider fee comparisons to other registered funds or other types of clients of Federated Hermes to be relevant to its evaluation.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. The Board considered that the Adviser does not charge an investment advisory fee to the Fund and noted, therefore, that the Adviser does not profit from providing advisory services to the Fund under the Contract.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
Because of the distinctive nature of the Fund as primarily an internal product with an advisory fee of zero, the Board noted that it did not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant to its evaluation.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel.
The Board noted that, although an affiliate of the Adviser charges the Fund an administrative services fee and also the affiliate is entitled to reimbursement for certain out-of-pocket expenses incurred in providing administrative services to the Fund, Federated Hermes reimburses all such fees and expenses to the Fund.
The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the
Semi-Annual Financial Statements and Additional Information
35

Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information
36

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes High Yield Strategy Portfolio

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421P209
40940 (8/25)
© 2025 Federated Hermes, Inc.

Semi-Annual Financial Statements
and Additional Information
June 30, 2025

Ticker | FMBPX

Federated Hermes Mortgage Strategy Portfolio

A Portfolio of Federated Hermes Managed Pool Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
June 30, 2025 (unaudited)
Shares or Principal Amount			Value
		INVESTMENT COMPANY—99.7%
118,531,127	[1]	Mortgage Core Fund (IDENTIFIED COST $966,498,871)	987,364,290
		REPURCHASE AGREEMENT—0.3%
$ 3,158,000
Interest in $718,000,000 joint repurchase agreement 4.40%, dated 6/30/2025 under which Bank of America, N.A. will repurchase a security provided as collateral for $718,087,756 on 7/1/2025. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Treasury security maturing on 12/31/2025 and the market value of that underlying security was $732,449,597.
(IDENTIFIED COST $3,158,000)
			$ 3,158,000
		TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $969,656,871)[2]	990,522,290
		OTHER ASSETS AND LIABILITIES - NET—(0.0)%[3]	(29,439)
		NET ASSETS—100%	$990,492,851
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended June 30, 2025, were as follows:
Mortgage Core Fund
Value as of 12/31/2024	$1,423,707,941
Purchases at Cost	$100,529,335
Proceeds from Sales	$(561,200,000)
Change in Unrealized Appreciation/Depreciation	$59,883,854
Net Realized Gain/(Loss)	$(35,556,840)
Value as of 6/30/2025	$987,364,290
Shares Held as of 6/30/2025	118,531,127
Dividend Income	$29,040,046

1
Due to this affiliated holding representing greater than 75% of the Fund’s net assets, a copy of the affiliated holding’s most recent Annual Financial Statements and Notes to Financial Statements are included with this Report.

2	Also represents cost of investments for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at June 30, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Investment Company	$987,364,290	$—	$—	$987,364,290
Repurchase Agreement	—	3,158,000	—	3,158,000
TOTAL SECURITIES	$987,364,290	$3,158,000	$—	$990,522,290
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.26	$8.53	$8.46	$9.85	$10.18	$9.98
Income From Investment Operations:
Net investment income (loss)[1]	0.20	0.39	0.36	0.27	0.22	0.27
Net realized and unrealized gain (loss)	0.15	(0.27)	0.06	(1.40)	(0.32)	0.20
TOTAL FROM INVESTMENT OPERATIONS	0.35	0.12	0.42	(1.13)	(0.10)	0.47
Less Distributions:
Distributions from net investment income	(0.20)	(0.39)	(0.35)	(0.26)	(0.22)	(0.27)
Distributions from net realized gain	—	—	—	—	(0.01)	—
TOTAL DISTRIBUTIONS	(0.20)	(0.39)	(0.35)	(0.26)	(0.23)	(0.27)
Net Asset Value, End of Period	$8.41	$8.26	$8.53	$8.46	$9.85	$10.18
Total Return[2]	4.27%	1.42%	5.18%	(11.54)%	(0.94)%	4.77%
Ratios to Average Net Assets:
Net expenses[3]	0.00%[4]	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	4.83%[4]	4.63%	4.31%	3.01%	2.21%	2.68%
Expense waiver/reimbursement[5]	0.12%[4]	0.12%	0.15%	0.17%	0.21%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$990,493	$1,424,592	$907,240	$295,407	$171,828	$126,578
Portfolio turnover[6]	8%	3%	1%	11%	14%	43%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3
The Adviser has contractually agreed to reimburse all expenses, excluding extraordinary expenses, incurred by the Fund. Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.

4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
June 30, 2025 (unaudited)

Assets:
Investment in securities, at value including $987,364,290 of investments in affiliated holdings* (identified cost $969,656,871, including $966,498,871 of identified cost in affiliated holdings)	$990,522,290
Cash	681
Income receivable	386
Income receivable from affiliated holdings	4,121,210
Receivable for investments sold	3,000,000
Receivable for shares sold	1,210,625
Total Assets	998,855,192
Liabilities:
Payable for investments purchased	4,116,375
Payable for shares redeemed	151,068
Income distribution payable	4,008,429
Payable to adviser (Note 5)	1,964
Payable for administrative fee (Note 5)	2,090
Accrued expenses (Note 5)	82,415
Total Liabilities	8,362,341
Net assets for 117,801,218 shares outstanding	$990,492,851
Net Assets Consist of:
Paid-in capital	$1,016,781,017
Total distributable earnings (loss)	(26,288,166)
Net Assets	$990,492,851
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$990,492,851 ÷ 117,801,218 shares outstanding, no par value, unlimited shares authorized	$8.41

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Operations
Six Months Ended June 30, 2025 (unaudited)

Investment Income:
Dividends received from affiliated holdings*	$29,040,046
Interest	118,488
TOTAL INCOME	29,158,534
Expenses:
Administrative fee (Note 5)	467,924
Custodian fees	18,153
Transfer agent fees	43,172
Directors’/Trustees’ fees (Note 5)	3,808
Auditing fees	16,166
Legal fees	6,398
Portfolio accounting fees	76,668
Share registration costs	66,951
Printing and postage	13,374
Miscellaneous (Note 5)	13,521
TOTAL EXPENSES	726,135
Reimbursement of other operating expenses (Note 5)	(726,135)
Net expenses	—
Net investment income	29,158,534
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments in affiliated holdings*	(35,556,840)
Net change in unrealized depreciation of investments in affiliated holdings*	59,883,854
Net realized and unrealized gain (loss) on investments	24,327,014
Change in net assets resulting from operations	$53,485,548

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2025	Year Ended 12/31/2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$29,158,534	$51,157,461
Net realized gain (loss)	(35,556,840)	(5,934,673)
Net change in unrealized appreciation/depreciation	59,883,854	(33,626,671)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	53,485,548	11,596,117
Distributions to Shareholders	(29,170,339)	(51,149,947)
Share Transactions:
Proceeds from sale of shares	192,800,087	765,025,305
Net asset value of shares issued to shareholders in payment of distributions declared	748,748	1,084,529
Cost of shares redeemed	(651,962,803)	(209,204,046)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(458,413,968)	556,905,788
Change in net assets	(434,098,759)	517,351,958
Net Assets:
Beginning of period	1,424,591,610	907,239,652
End of period	$990,492,851	$1,424,591,610
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements
June 30, 2025 (unaudited)
1. ORGANIZATION
Federated Hermes Managed Pool Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes Mortgage Strategy Portfolio (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide total return by investing primarily in a mortgage-backed securities mutual fund and individual mortgage-backed securities, including collateralized mortgage obligations.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Semi-Annual Financial Statements and Additional Information

Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense reimbursement of $726,135 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2025, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2025	Year Ended 12/31/2024
Shares sold	23,221,332	91,016,308
Shares issued to shareholders in payment of distributions declared	89,378	129,832
Shares redeemed	(78,010,972)	(25,012,432)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(54,700,262)	66,133,708
4. FEDERAL TAX INFORMATION
At June 30, 2025, the cost of investments for federal tax purposes was $969,656,871. The net unrealized appreciation of investments for federal tax purposes was $20,865,419. This consists entirely of unrealized appreciation from investments for those securities having an excess of cost over value of $20,865,419.
Semi-Annual Financial Statements and Additional Information

As of December 31, 2024, the Fund had a capital loss carryforward of $147,093 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$139,841	$7,252	$147,093
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee because all eligible investors are: (1) in separately managed or wrap fee programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap fee programs; or (2) in certain other separately managed accounts and discretionary investment accounts. The Adviser has contractually agreed to reimburse all expenses of the Fund, excluding extraordinary expenses. Acquired fund fees and expenses are not direct obligations of the Fund and are not contractual reimbursements under the investment advisory contract. For the six months ended June 30, 2025, the Adviser reimbursed $726,135 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
For the six months ended June 30, 2025, the annualized fee paid to FAS was 0.077% of average daily net assets of the Fund. For the six months ended June 30, 2025, the Fund’s Adviser reimbursed the Fund for any fee paid to FAS.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions with Affiliated Investment Companies
The Fund invests in the Mortgage Core Fund (“Mortgage Core”), a portfolio of Federated Hermes Core Trust (“Core Trust”), which is managed by the Adviser. Core Trust is an open-end management investment company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of Mortgage Core is to provide total return. Federated Hermes, Inc. (“Federated Hermes”) receives no advisory or administrative fees from Mortgage Core. Income distributions from Mortgage Core are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of Mortgage Core, if any, are declared and paid at least annually, and are recorded by the Fund as capital gains received. At June 30, 2025, Mortgage Core represents 99.7% of the Fund’s net assets. Therefore, the performance of the Fund is directly affected by the performance of Mortgage Core. To illustrate the security holdings, financial condition, results of operations and changes in net assets of Mortgage Core, its financial statements are included within this report. The financial statements of Mortgage Core should be read in conjunction with the Fund’s financial statements. The valuation of securities held by Mortgage Core is discussed in the notes to its financial statements.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2025, were as follows:
Purchases	$100,529,335
Sales	$561,200,000
Semi-Annual Financial Statements and Additional Information

7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2025, the Fund had no outstanding loans. During the six months ended June 30, 2025, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2025, there were no outstanding loans. During the six months ended June 30, 2025, the program was not utilized.
9. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information

Mortgage Core Fund
Financial Statements and Notes to Financial Statements
Federated Hermes Mortgage Strategy Portfolio invests primarily in Mortgage Core Fund. Therefore, the Mortgage Core Fund financial statements and notes to financial statements are included on pages 11 through 34.
Mortgage Core Fund
Annual Financial Statements and Additional Information

Portfolio of Investments
December 31, 2024
Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—92.8%
	Federal Home Loan Mortgage Corporation—28.6%
$ 26,795,485	2.000%, 4/1/2036	$ 23,835,192
12,375,229	2.000%, 5/1/2036	10,992,578
30,463,433	2.000%, 11/1/2036	27,050,316
43,635,282	2.000%, 5/1/2050	34,224,434
6,767,107	2.000%, 8/1/2050	5,301,297
7,539,860	2.000%, 8/1/2050	5,942,008
42,066,414	2.000%, 9/1/2050	33,085,945
4,282,491	2.000%, 12/1/2050	3,330,780
21,353,146	2.000%, 12/1/2050	16,701,190
21,268,932	2.000%, 1/1/2051	16,635,323
62,673,435	2.000%, 3/1/2051	49,097,862
38,455,101	2.000%, 4/1/2051	30,017,260
20,151,379	2.000%, 5/1/2051	15,729,751
25,877,770	2.000%, 5/1/2051	20,199,654
84,443,469	2.000%, 1/1/2052	65,914,833
44,380,104	2.000%, 1/1/2052	35,127,602
21,053,525	2.000%, 1/1/2052	16,407,631
36,068,533	2.500%, 12/1/2035	32,968,161
20,537,263	2.500%, 4/1/2037	18,791,179
16,990,295	2.500%, 5/1/2050	13,849,815
6,883,026	2.500%, 8/1/2050	5,698,959
5,946,192	2.500%, 9/1/2050	4,897,271
60,401,842	2.500%, 10/1/2051	49,652,453
12,647,679	2.500%, 10/1/2051	10,341,506
39,470,106	2.500%, 11/1/2051	32,655,509
27,731,192	2.500%, 12/1/2051	22,579,372
14,006,453	2.500%, 12/1/2051	11,575,079
40,179,436	2.500%, 12/1/2051	33,003,807
31,576,538	2.500%, 12/1/2051	25,720,208
63,607,489	2.500%, 1/1/2052	52,546,013
12,631,023	2.500%, 3/1/2052	10,462,092
9,134,763	2.500%, 4/1/2052	7,503,389
16,500,692	2.500%, 4/1/2052	13,548,684
22,681,363	2.500%, 5/1/2052	18,722,851
10,239,040	2.500%, 5/1/2052	8,410,454
14,849,669	2.500%, 5/1/2052	12,234,797
33,209,166	2.500%, 5/1/2052	27,153,820
395,380	3.000%, 6/1/2045	343,628
527,304	3.000%, 5/1/2046	460,427
1,624,389	3.000%, 9/1/2046	1,392,481
10,650,400	3.000%, 10/1/2050	9,086,617
9,406,015	3.000%, 11/1/2050	8,024,943
7,314,549	3.000%, 11/1/2051	6,293,138
24,716,272	3.000%, 1/1/2052	21,048,598
25,632,912	3.000%, 2/1/2052	21,853,247
34,334,150	3.000%, 6/1/2052	29,346,562
27,243,222	3.000%, 8/1/2052	23,362,327
Mortgage Core Fund
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 18,596,457	3.000%, 9/1/2052	$ 15,865,965
11,213	3.500%, 6/1/2026	11,128
40,537	3.500%, 6/1/2026	40,232
18,133	3.500%, 7/1/2026	17,976
23,851,219	3.500%, 12/1/2047	21,459,421
6,963,617	3.500%, 5/1/2051	6,156,500
23,155,323	3.500%, 2/1/2052	20,616,228
3,344,697	3.500%, 3/1/2052	3,004,065
7,191,288	3.500%, 5/1/2052	6,357,221
67,110,363	3.500%, 5/1/2052	59,410,590
18,385,182	3.500%, 6/1/2052	16,499,864
5,480,008	3.500%, 7/1/2052	4,902,645
10,863	4.000%, 5/1/2026	10,799
155,326	4.000%, 5/1/2026	154,402
570,542	4.000%, 12/1/2040	539,984
9,083,640	4.000%, 4/1/2052	8,406,072
3,553,164	4.000%, 4/1/2052	3,292,568
13,805,259	4.000%, 5/1/2052	12,659,014
27,431,750	4.000%, 6/1/2052	25,076,951
21,128,637	4.000%, 7/1/2052	19,346,274
1,656,262	4.000%, 7/1/2052	1,527,413
15,122,345	4.000%, 8/1/2052	13,832,481
62,580,231	4.000%, 9/1/2052	57,281,550
13,414,743	4.000%, 10/1/2052	12,283,106
52,577,441	4.000%, 10/1/2052	48,174,990
1,047	4.500%, 6/1/2025	1,044
26,972,139	4.500%, 10/1/2037	26,412,041
337,230	4.500%, 11/1/2039	328,148
98,975	4.500%, 6/1/2040	96,223
135,767	4.500%, 7/1/2040	131,972
569,812	4.500%, 8/1/2040	553,947
341,260	4.500%, 7/1/2041	331,845
356,439	4.500%, 7/1/2041	346,029
228,329	4.500%, 7/1/2041	221,677
1,397,248	4.500%, 10/1/2048	1,332,034
9,271,510	4.500%, 5/1/2052	8,793,580
8,413,252	4.500%, 9/1/2052	7,952,221
5,657,957	4.500%, 10/1/2052	5,347,911
17,269,087	4.500%, 12/1/2052	16,274,203
27,308,775	4.500%, 1/1/2053	25,718,429
27,266,382	4.500%, 2/1/2053	25,678,505
13,647,128	4.500%, 3/1/2053	12,839,583
559,680	5.000%, 1/1/2034	560,136
190,495	5.000%, 5/1/2034	190,659
682	5.000%, 11/1/2035	682
233,867	5.000%, 4/1/2036	233,895
306	5.000%, 4/1/2036	306
4,338	5.000%, 4/1/2036	4,340
54,382	5.000%, 4/1/2036	54,385
64,737	5.000%, 5/1/2036	64,719
Mortgage Core Fund
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 39,388	5.000%, 6/1/2036	$ 39,392
83,853	5.000%, 6/1/2036	83,863
232,102	5.000%, 12/1/2037	232,058
34,037	5.000%, 5/1/2038	34,030
22,728	5.000%, 6/1/2038	22,706
41,624	5.000%, 9/1/2038	41,583
38,851	5.000%, 2/1/2039	38,811
34,523	5.000%, 6/1/2039	34,484
1,134,245	5.000%, 10/1/2039	1,132,634
103,966	5.000%, 2/1/2040	103,716
182,576	5.000%, 8/1/2040	182,065
30,967,095	5.000%, 10/1/2052	29,962,637
18,315,289	5.000%, 3/1/2053	17,744,103
9,840,192	5.000%, 5/1/2053	9,528,393
15,108,550	5.000%, 10/1/2054	14,593,933
27,561,236	5.000%, 11/1/2054	26,622,465
467,240	5.500%, 5/1/2034	476,850
19,506	5.500%, 3/1/2036	19,961
29,669	5.500%, 3/1/2036	30,361
10,093	5.500%, 3/1/2036	10,328
58,040	5.500%, 3/1/2036	59,368
145,795	5.500%, 6/1/2036	149,179
72,545	5.500%, 6/1/2036	74,223
25,060	5.500%, 6/1/2036	25,628
55,152	5.500%, 9/1/2037	56,322
110,368	5.500%, 9/1/2037	112,950
75,214	5.500%, 12/1/2037	76,816
9,177	5.500%, 3/1/2038	9,397
9,044,838	5.500%, 5/1/2038	9,116,874
4,225,643	5.500%, 9/1/2052	4,198,578
25,387,707	5.500%, 12/1/2052	25,117,990
21,435,690	5.500%, 3/1/2053	21,181,164
13,947,077	5.500%, 9/1/2053	13,772,754
23,967,821	5.500%, 4/1/2054	23,741,651
19,785,511	5.500%, 5/1/2054	19,541,738
8,400,441	5.500%, 5/1/2054	8,303,636
2,866	6.000%, 7/1/2029	2,887
10,336	6.000%, 2/1/2032	10,597
9,766	6.000%, 5/1/2036	10,100
20,854	6.000%, 8/1/2037	21,627
168,427	6.000%, 9/1/2037	174,600
21,269,384	6.000%, 11/1/2053	21,384,720
2,824	6.500%, 6/1/2029	2,889
1,058	6.500%, 7/1/2029	1,084
97,581	6.500%, 11/1/2036	102,196
1,107	6.500%, 4/1/2038	1,162
971	6.500%, 4/1/2038	1,020
27,451,142	6.500%, 10/1/2053	28,052,945
22,828,077	6.500%, 11/1/2053	23,328,531
5,078	7.000%, 4/1/2032	5,263
Mortgage Core Fund
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 88,842	7.000%, 4/1/2032	$ 93,127
6,966	7.000%, 9/1/2037	7,413
6,796	7.500%, 10/1/2029	7,073
4,217	7.500%, 11/1/2029	4,394
8,585	7.500%, 5/1/2031	9,053
987	8.000%, 3/1/2030	1,016
17,515	8.000%, 1/1/2031	18,008
20,935	8.000%, 2/1/2031	21,694
10,534	8.000%, 3/1/2031	10,896
152	8.500%, 9/1/2025	153
6	8.500%, 9/1/2025	6
	TOTAL	1,733,262,091
	Federal National Mortgage Association—45.8%
25,019,686	2.000%, 8/1/2035	22,318,128
4,709,473	2.000%, 4/1/2036	4,192,126
24,800,006	2.000%, 5/1/2036	22,029,169
22,552,038	2.000%, 1/1/2037	20,053,502
8,326,448	2.000%, 2/1/2037	7,406,565
17,855,348	2.000%, 5/1/2050	13,987,735
39,140,648	2.000%, 7/1/2050	30,662,467
35,640,355	2.000%, 10/1/2050	27,875,815
33,703,248	2.000%, 11/1/2050	26,360,722
292,181,187	2.000%, 5/1/2051	228,527,148
35,877,808	2.000%, 5/1/2051	28,397,891
41,018,083	2.000%, 8/1/2051	32,017,871
20,877,736	2.000%, 10/1/2051	16,322,828
28,086,781	2.000%, 10/1/2051	21,888,854
36,096,641	2.000%, 10/1/2051	28,131,174
10,176,576	2.000%, 12/1/2051	7,997,689
5,534,913	2.000%, 12/1/2051	4,379,247
27,232,832	2.000%, 12/1/2051	21,189,305
6,790,467	2.000%, 1/1/2052	5,328,085
36,775,562	2.000%, 1/1/2052	28,706,247
109,728,173	2.000%, 2/1/2052	85,891,582
67,145,255	2.000%, 2/1/2052	52,412,203
22,706,737	2.000%, 2/1/2052	17,724,411
32,091,229	2.000%, 2/1/2052	25,290,436
18,128,968	2.000%, 3/1/2052	14,241,744
13,315,806	2.000%, 3/1/2052	10,527,202
11,166,148	2.000%, 3/1/2052	8,827,727
15,844,141	2.000%, 3/1/2052	12,323,049
94,192,373	2.000%, 3/1/2052	73,524,626
23,416,299	2.000%, 4/1/2052	18,219,740
46,947,312	2.000%, 4/1/2052	36,631,433
30,775,475	2.500%, 9/1/2036	27,976,206
1,960,800	2.500%, 12/1/2036	1,797,768
28,028,193	2.500%, 12/1/2036	25,583,916
3,208,579	2.500%, 5/1/2037	2,931,774
7,958,397	2.500%, 6/1/2050	6,589,337
2,814,095	2.500%, 7/1/2050	2,317,682
Mortgage Core Fund
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 13,522,619	2.500%, 9/1/2050	$ 11,137,201
30,779,416	2.500%, 9/1/2050	25,263,295
32,151,289	2.500%, 10/1/2050	26,208,458
12,015,299	2.500%, 11/1/2050	9,794,396
24,925,581	2.500%, 11/1/2050	20,294,979
13,322,589	2.500%, 12/1/2050	10,847,557
19,436,106	2.500%, 2/1/2051	15,825,323
37,136,770	2.500%, 9/1/2051	30,539,344
68,951,130	2.500%, 10/1/2051	56,701,817
59,507,074	2.500%, 10/1/2051	48,898,325
60,203,887	2.500%, 10/1/2051	49,358,031
28,377,725	2.500%, 10/1/2051	23,203,342
30,653,493	2.500%, 11/1/2051	24,949,197
47,111,971	2.500%, 12/1/2051	38,359,646
7,054,338	2.500%, 1/1/2052	5,787,893
57,306,405	2.500%, 1/1/2052	47,018,352
16,225,103	2.500%, 1/1/2052	13,276,765
20,957,973	2.500%, 1/1/2052	17,300,239
4,897,860	2.500%, 2/1/2052	4,035,398
37,109,931	2.500%, 2/1/2052	30,737,614
18,387,412	2.500%, 2/1/2052	15,149,580
2,275,253	2.500%, 2/1/2052	1,856,829
34,876,004	2.500%, 3/1/2052	28,462,234
58,382,453	2.500%, 4/1/2052	48,156,644
2,088,934	2.500%, 5/1/2052	1,702,164
28,349,268	2.500%, 5/1/2052	23,304,102
726,335	3.000%, 2/1/2032	696,497
2,084,950	3.000%, 8/1/2043	1,841,201
1,467,586	3.000%, 9/1/2043	1,296,098
3,032,085	3.000%, 11/1/2046	2,628,579
599,577	3.000%, 2/1/2047	524,096
26,711,843	3.000%, 2/1/2048	23,148,721
1,106,205	3.000%, 11/1/2049	951,734
31,468,266	3.000%, 7/1/2050	26,955,997
10,873,810	3.000%, 1/1/2051	9,277,224
110,142,225	3.000%, 5/1/2051	93,901,358
36,423,283	3.000%, 7/1/2051	31,007,009
30,641,079	3.000%, 7/1/2051	26,103,791
14,609,450	3.000%, 12/1/2051	12,514,585
30,602,136	3.000%, 12/1/2051	26,175,810
5,383,383	3.000%, 1/1/2052	4,656,876
17,486,291	3.000%, 2/1/2052	15,093,667
13,538,811	3.000%, 2/1/2052	11,534,002
9,828,814	3.000%, 2/1/2052	8,345,426
9,175,921	3.000%, 3/1/2052	7,799,959
19,882,070	3.000%, 4/1/2052	17,130,569
5,475,003	3.000%, 4/1/2052	4,696,780
23,119,213	3.000%, 4/1/2052	19,789,674
11,033,672	3.000%, 5/1/2052	9,410,166
4,484,582	3.000%, 5/1/2052	3,812,103
Mortgage Core Fund
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 24,747,032	3.000%, 6/1/2052	$ 21,252,662
45,514,736	3.000%, 6/1/2052	38,974,105
17,905,854	3.000%, 6/1/2052	15,216,330
22,130,226	3.000%, 12/1/2052	18,790,971
20,761,945	3.000%, 6/1/2053	17,622,664
13,625	3.500%, 11/1/2025	13,536
20,513	3.500%, 11/1/2025	20,379
26,080	3.500%, 12/1/2025	25,900
28,105	3.500%, 1/1/2026	27,902
7,638	3.500%, 1/1/2026	7,586
8,201,832	3.500%, 9/1/2037	7,763,650
14,902,832	3.500%, 2/1/2050	13,347,834
11,543,669	3.500%, 6/1/2051	10,205,701
42,138,791	3.500%, 3/1/2052	37,883,489
14,260,909	3.500%, 5/1/2052	12,624,712
19,030,134	3.500%, 5/1/2052	16,882,432
41,726,932	3.500%, 6/1/2052	37,069,873
16,026,007	3.500%, 6/1/2052	14,297,474
34,849,345	3.500%, 7/1/2052	31,057,893
9,327,683	3.500%, 1/1/2053	8,312,873
17,136	4.000%, 12/1/2025	17,049
40,813	4.000%, 7/1/2026	40,560
22,633,360	4.000%, 11/1/2037	21,740,637
5,905,547	4.000%, 10/1/2051	5,400,448
23,621,926	4.000%, 7/1/2052	21,660,607
19,839,461	4.000%, 7/1/2052	18,296,046
17,441,727	4.000%, 9/1/2052	16,063,043
24,310,653	4.000%, 4/1/2053	22,244,668
36,045,990	4.000%, 5/1/2053	33,151,671
72,666	4.500%, 2/1/2039	70,820
423,588	4.500%, 5/1/2040	411,725
115,160	4.500%, 11/1/2040	111,900
1,269,859	4.500%, 4/1/2041	1,233,229
604,890	4.500%, 6/1/2041	587,425
7,390,934	4.500%, 8/1/2052	6,985,924
5,102,121	4.500%, 8/1/2052	4,801,488
15,664,702	4.500%, 10/1/2052	14,845,466
24,038,990	4.500%, 11/1/2052	22,684,136
4,334,002	4.500%, 11/1/2052	4,091,089
19,652,278	4.500%, 2/1/2053	18,563,086
22,013,712	4.500%, 7/1/2053	20,757,526
764,062	5.000%, 2/1/2036	764,173
445,741	5.000%, 7/1/2040	444,590
473,054	5.000%, 10/1/2041	471,326
34,087,270	5.000%, 8/1/2052	33,034,867
14,295,446	5.000%, 11/1/2052	13,856,326
22,823,654	5.000%, 2/1/2053	22,036,979
18,353,374	5.000%, 4/1/2054	17,756,625
7,266,856	5.000%, 12/1/2054	7,019,338
18,941	5.500%, 1/1/2032	19,290
Mortgage Core Fund
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 11,239	5.500%, 1/1/2032	$ 11,446
189,170	5.500%, 9/1/2034	193,276
496,243	5.500%, 12/1/2034	507,078
14,985	5.500%, 4/1/2035	15,299
77,251	5.500%, 1/1/2036	78,977
39,314	5.500%, 3/1/2036	40,192
159,022	5.500%, 4/1/2036	162,740
261,073	5.500%, 4/1/2036	266,903
171,562	5.500%, 5/1/2036	175,581
54,705	5.500%, 9/1/2036	55,931
180,188	5.500%, 8/1/2037	184,213
110,601	5.500%, 7/1/2038	112,954
323,684	5.500%, 4/1/2041	330,301
9,305,355	5.500%, 9/1/2052	9,241,391
7,441,669	5.500%, 11/1/2052	7,367,261
23,134,171	5.500%, 4/1/2053	22,989,607
2,901	6.000%, 1/1/2029	2,948
3,804	6.000%, 2/1/2029	3,865
1,183	6.000%, 2/1/2029	1,196
2,548	6.000%, 4/1/2029	2,595
3,928	6.000%, 5/1/2029	4,000
2,477	6.000%, 5/1/2029	2,517
261,304	6.000%, 7/1/2034	269,813
158,390	6.000%, 11/1/2034	163,518
67,218	6.000%, 7/1/2036	69,667
16,136	6.000%, 7/1/2036	16,741
61,683	6.000%, 10/1/2037	63,982
9,864	6.000%, 6/1/2038	10,247
436,883	6.000%, 7/1/2038	453,360
41,328	6.000%, 9/1/2038	42,899
27,322	6.000%, 10/1/2038	28,368
263,792	6.000%, 2/1/2039	274,005
5,084,442	6.000%, 10/1/2053	5,112,171
41,539,808	6.000%, 12/1/2053	41,765,061
34,547,357	6.000%, 7/1/2054	34,727,677
5,937	6.500%, 9/1/2028	5,997
1,330	6.500%, 8/1/2029	1,360
3,350	6.500%, 6/1/2031	3,457
8,812	6.500%, 6/1/2031	9,072
1,334	6.500%, 6/1/2031	1,373
1,685	6.500%, 1/1/2032	1,732
17,577	6.500%, 3/1/2032	18,208
72,204	6.500%, 4/1/2032	74,824
11,959	6.500%, 5/1/2032	12,400
107,498	6.500%, 7/1/2036	112,530
2,177	6.500%, 8/1/2036	2,265
11,671	6.500%, 9/1/2036	12,247
16,082	6.500%, 12/1/2036	16,823
52,914	6.500%, 9/1/2037	55,598
172	6.500%, 12/1/2037	180
Mortgage Core Fund
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 22,919	6.500%, 10/1/2038	$ 24,082
12,753,349	6.500%, 10/1/2053	13,032,937
5,346	7.000%, 9/1/2031	5,561
2,103	7.000%, 9/1/2031	2,179
63,471	7.000%, 11/1/2031	66,476
4,461	7.000%, 12/1/2031	4,669
19,321	7.000%, 2/1/2032	20,204
20,234	7.000%, 3/1/2032	21,192
31,535	7.000%, 3/1/2032	32,680
3,959	7.000%, 4/1/2032	4,150
9,266	7.000%, 4/1/2032	9,647
85,150	7.000%, 4/1/2032	89,358
97,388	7.000%, 6/1/2037	103,848
3,677	7.500%, 9/1/2030	3,846
4,395	7.500%, 5/1/2031	4,612
1,116	7.500%, 6/1/2031	1,178
13,606	7.500%, 8/1/2031	14,350
22,258	7.500%, 1/1/2032	23,028
387	7.500%, 6/1/2033	404
353	8.000%, 11/1/2029	364
1	9.000%, 6/1/2025	1
	TOTAL	2,777,144,686
	Government National Mortgage Association—6.9%
4,985,772	3.000%, 1/20/2047	4,378,326
35,778,321	3.000%, 9/20/2050	30,927,289
41,357,878	3.000%, 5/20/2052	35,856,962
590,620	3.500%, 8/15/2043	538,003
370,054	3.500%, 8/15/2043	337,262
6,642,447	3.500%, 3/20/2047	6,013,309
7,977,406	3.500%, 11/20/2047	7,206,870
16,295,921	3.500%, 5/20/2052	14,513,110
26,460,787	3.500%, 11/20/2052	23,638,271
514,360	4.000%, 9/15/2040	487,712
1,424,394	4.000%, 10/15/2040	1,353,071
673,309	4.000%, 1/15/2041	638,313
881,059	4.000%, 10/15/2041	834,535
2,823,273	4.000%, 6/15/2048	2,616,908
126,380	4.500%, 1/15/2039	123,239
87,051	4.500%, 6/15/2039	84,624
401,036	4.500%, 10/15/2039	389,343
151,192	4.500%, 1/15/2040	146,818
85,970	4.500%, 6/15/2040	83,406
60,312	4.500%, 9/15/2040	58,427
77,230	4.500%, 2/15/2041	74,910
444,316	4.500%, 3/15/2041	431,115
40,570	4.500%, 5/15/2041	39,281
1,471,437	4.500%, 6/20/2041	1,432,694
284,715	4.500%, 9/15/2041	275,641
284,788	4.500%, 10/15/2043	274,444
13,594,853	4.500%, 11/20/2053	12,849,213
Mortgage Core Fund
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 35,029,430		4.500%, 12/20/2053	$ 33,108,164
238,334		5.000%, 1/15/2039	236,653
197,318		5.000%, 5/15/2039	195,835
270,914		5.000%, 8/20/2039	270,768
68,368,596		5.000%, 9/20/2053	66,367,878
88,829		5.500%, 12/15/2038	89,369
65,445		5.500%, 12/20/2038	66,463
123,590		5.500%, 1/15/2039	124,326
133,208		5.500%, 2/15/2039	134,002
25,921,849		5.500%, 7/20/2053	25,720,615
38,899,913		5.500%, 8/20/2053	38,597,929
34,299,303		5.500%, 9/20/2053	34,033,034
3,274		6.000%, 10/15/2028	3,309
3,103		6.000%, 3/15/2029	3,143
45,567		6.000%, 2/15/2036	46,607
51,541		6.000%, 4/15/2036	52,724
38,897		6.000%, 6/15/2037	39,774
37,169,661		6.000%, 6/20/2053	37,474,675
34,691,402		6.000%, 9/20/2054	34,932,715
6,368		6.500%, 10/15/2028	6,478
2,263		6.500%, 11/15/2028	2,301
2,460		6.500%, 12/15/2028	2,502
1,517		6.500%, 2/15/2029	1,543
16,792		6.500%, 9/15/2031	17,099
39,539		6.500%, 2/15/2032	40,315
4,132		7.000%, 11/15/2027	4,175
3,233		7.000%, 6/15/2028	3,278
3,826		7.000%, 1/15/2029	3,877
4,421		7.000%, 5/15/2029	4,495
61		7.000%, 10/15/2029	61
12,385		7.000%, 5/15/2030	12,593
9,522		7.000%, 11/15/2030	9,703
4,393		7.000%, 12/15/2030	4,464
6,550		7.000%, 8/15/2031	6,683
28,168		7.000%, 10/15/2031	28,783
7,871		7.000%, 12/15/2031	8,055
5,316		7.500%, 8/15/2029	5,476
24,052		7.500%, 10/15/2029	24,745
964		7.500%, 10/15/2030	994
4,484		7.500%, 1/15/2031	4,639
1,577		8.000%, 10/15/2029	1,615
5,452		8.000%, 11/15/2029	5,581
4,291		8.000%, 1/15/2030	4,389
2,044		8.000%, 10/15/2030	2,092
29,331		8.000%, 11/15/2030	30,114
2,203		8.500%, 5/15/2029	2,265
		TOTAL	417,339,394
	[1]	Uniform Mortgage-Backed Securities, TBA—11.5%
83,000,000		2.500%, 1/1/2055	67,502,331
30,000,000		3.000%, 1/1/2055	25,448,433
Mortgage Core Fund
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
	[1]	Uniform Mortgage-Backed Securities, TBA—continued
$ 97,500,000		3.500%, 1/1/2055	$ 86,150,376
50,000,000		3.500%, 1/20/2055	44,648,160
24,000,000		4.000%, 1/1/2055	21,914,998
50,000,000		4.000%, 1/20/2055	46,011,400
15,000,000		4.500%, 1/1/2055	14,097,654
50,000,000		4.500%, 1/20/2055	47,241,865
85,000,000		5.000%, 1/1/2055	81,975,190
185,000,000		5.500%, 1/1/2055	182,449,016
65,000,000		6.000%, 1/1/2055	65,289,452
19,250,000		6.000%, 1/20/2055	19,368,809
		TOTAL	702,097,684
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $5,731,308,336)	5,629,843,855
		COLLATERALIZED MORTGAGE OBLIGATIONS—9.7%
	[2]	Federal Home Loan Mortgage Corporation—2.9%
9,303,065		REMIC, Series 4661, Class GF, 5.162% (30-DAY AVERAGE SOFR +0.564%), 2/15/2047	9,169,424
13,740,348		REMIC, Series 4944, Class F, 5.133% (30-DAY AVERAGE SOFR +0.564%), 1/25/2050	13,593,280
12,553,558		REMIC, Series 5342, Class FB, 5.133% (30-DAY AVERAGE SOFR +0.564%), 11/25/2049	12,326,897
18,938,314		REMIC, Series 5393, Class HF, 6.274% (30-DAY AVERAGE SOFR +0.000%), 3/25/2054	18,966,407
8,688,250		REMIC, Series 5396, Class FQ, 6.318% (30-DAY AVERAGE SOFR +0.000%), 4/25/2054	8,619,348
41,539,287		REMIC, Series 5400, Class FA, 6.068% (30-DAY AVERAGE SOFR +0.000%), 4/25/2054	40,977,643
43,727,905		REMIC, Series 5428, Class JF, 5.668% (30-DAY AVERAGE SOFR +1.100%), 7/25/2054	43,683,233
28,903,073		REMIC, Series 5457, Class GF, 5.668% (30-DAY AVERAGE SOFR +1.100%), 10/25/2054	28,669,484
		TOTAL	176,005,716
	[2]	Federal National Mortgage Association—3.9%
2,385,035		REMIC, Series 2017-30, Class FA, 5.033% (30-DAY AVERAGE SOFR +0.464%), 5/25/2047	2,344,732
6,829,879		REMIC, Series 2019-34, Class FC, 5.083% (30-DAY AVERAGE SOFR +0.514%), 7/25/2049	6,746,752
11,331,634		REMIC, Series 2019-66, Class FA, 5.879% (30-DAY AVERAGE SOFR +0.564%), 11/25/2059	11,132,930
40,907,066		REMIC, Series 2023-42, Class FA, 4.983% (30-DAY AVERAGE SOFR +0.414%), 10/25/2048	40,013,635
20,567,740		REMIC, Series 2024-13, Class FA, 5.568% (30-DAY AVERAGE SOFR +1.000%), 10/25/2053	20,596,977
42,290,571		REMIC, Series 2024-15, Class FA, 6.500% (30-DAY AVERAGE SOFR +0.000%), 4/25/2054	42,349,761
43,136,382		REMIC, Series 2024-15, Class FB, 6.121% (30-DAY AVERAGE SOFR +0.000%), 4/25/2054	42,572,965
29,993,034		REMIC, Series 2024-22, Class FA, 5.468% (30-DAY AVERAGE SOFR +0.900%), 5/25/2054	29,904,930
12,970,261		REMIC, Series 2024-25, Class FA, 5.668% (30-DAY AVERAGE SOFR +1.100%), 5/25/2054	12,935,710
31,080,611		REMIC, Series 2024-40, Class FC, 5.468% (30-DAY AVERAGE SOFR +0.900%), 5/25/2054	30,774,181
		TOTAL	239,372,573
	[2]	Government National Mortgage Association—1.8%
6,384,150		REMIC, Series 2022-175, Class FA, 5.504% (30-DAY AVERAGE SOFR +0.000%), 10/20/2052	6,296,620
27,283,662		REMIC, Series 2023-35, Class FH, 5.154% (30-DAY AVERAGE SOFR +0.550%), 2/20/2053	26,759,622
4,698,327		REMIC, Series 2023-111, Class FD, 5.604% (30-DAY AVERAGE SOFR +1.000%), 8/20/2053	4,715,058
37,915,294		REMIC, Series 2023-117, Class F, 5.554% (30-DAY AVERAGE SOFR +0.950%), 5/20/2053	37,634,356
12,804,646		REMIC, Series 2024-113, Class FJ, 5.154% (30-DAY AVERAGE SOFR +0.550%), 9/20/2053	12,662,888
18,624,437		REMIC, Series 2024-59, Class MF, 5.704% (30-DAY AVERAGE SOFR +1.100%), 4/20/2054	18,587,924
		TOTAL	106,656,468
		Non-Agency Mortgage-Backed Securities—1.1%
418,651		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	238,351
33,023,795		GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053	28,712,641
27,254,184		JP Morgan Mortgage Trust 2022-3, Class A2, 3.000%, 8/25/2052	22,801,957
5,884,608		JP Morgan Mortgage Trust 2022-4, Class A3, 3.000%, 10/25/2052	4,923,302
5,209,513		JP Morgan Mortgage Trust 2022-6, Class A3, 3.000%, 11/25/2052	4,358,490
Mortgage Core Fund
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage-Backed Securities—continued
$ 100,196		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 5.766%, 8/25/2035	$ 93,715
1,382,694		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	1,161,306
2,484,680		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	2,060,237
		TOTAL	64,349,999
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $588,520,276)	586,384,756
		ASSET-BACKED SECURITIES—2.0%
		Auto Receivables—0.3%
20,562,000		Ford Credit Auto Owner Trust/Ford Credit 2023-1, Class B, 5.290%, 8/15/2035	20,306,418
		Single Family Rental Securities—1.3%
14,523,336		Home Partners of America Trust 2022-1, Class B, 4.330%, 4/17/2039	14,144,061
16,726,000		Progress Residential Trust 2022-SFR1, Class E1, 3.930%, 2/17/2041	15,321,188
14,000,000		Progress Residential Trust 2022-SFR2, Class D, 3.945%, 4/17/2027	13,408,987
14,808,453		Progress Residential Trust 2022-SFR4, Class B, 4.788%, 5/17/2041	14,495,183
3,600,000		Progress Residential Trust 2023-SFR2, Class D, 4.500%, 10/17/2040	3,395,852
5,650,000		Progress Residential Trust 2023-SFR2, Class E1, 4.750%, 10/17/2040	5,260,362
13,400,000		Progress Residential Trust 2024-SFR1, Class D, 3.750%, 2/17/2041	12,301,149
		TOTAL	78,326,782
		Student Loans—0.4%
2,515,561		Navient Student Loan Trust 2020-FA, Class A, 1.220%, 7/15/2069	2,325,420
5,258,889		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	4,814,152
3,751,512		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	3,500,041
3,687,621	[2]	SMB Private Education Loan Trust 2018-A, Class A2B, 5.311% (CME Term SOFR 1 Month +0.914%), 2/15/2036	3,689,599
6,723,364	[2]	SMB Private Education Loan Trust 2020-BA, Class A1B, 5.611% (CME Term SOFR 1 Month +1.214%), 7/15/2053	6,746,625
		TOTAL	21,075,837
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $121,995,341)	119,709,037
	[2]	AGENCY RISK TRANSFER SECURITIES—0.2%
2,254,131		FHLMC - STACR 2023-DNA1, Series 2023-DNA, Class M1A, 6.660% (30-DAY AVERAGE SOFR +2.100%), 3/25/2043	2,286,056
10,400,000		FNMA - CAS 2023-R05, Series 2023-R05, Class 1M2, 7.660% (30-DAY AVERAGE SOFR +3.100%), 6/25/2043	10,960,657
		TOTAL AGENCY RISK TRANSFER SECURITIES (IDENTIFIED COST $12,654,130)	13,246,713
		INVESTMENT COMPANY—6.8%
411,777,353		Federated Hermes Government Obligations Fund, Premier Shares, 4.40%[3] (IDENTIFIED COST $411,777,353)	411,777,353
		TOTAL INVESTMENT IN SECURITIES—111.5% (IDENTIFIED COST $6,866,255,436)[4]	6,760,961,714
		OTHER ASSETS AND LIABILITIES - NET—(11.5)%[5]	(698,382,759)
		TOTAL NET ASSETS—100%	$6,062,578,955
Mortgage Core Fund
Annual Financial Statements and Additional Information

At December 31, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	1,058	$217,534,720	March 2025	$130,940
United States Treasury Notes 5-Year Long Futures	266	$28,277,047	March 2025	$(118,953)
Short Futures:
United States Treasury Notes Long Bond Short Futures	489	$55,669,594	March 2025	$1,328,988
United States Treasury Notes 10-Year Ultra Short Futures	621	$69,125,062	March 2025	$852,478
United States Treasury Notes Ultra Bond Short Futures	359	$42,687,344	March 2025	$1,366,548
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$3,560,001
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended December 31, 2024, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 12/31/2023	$119,161,249
Purchases at Cost	$3,000,882,274
Proceeds from Sales	$(2,708,266,170)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 12/31/2024	$411,777,353
Shares Held as of 12/31/2024	411,777,353
Dividend Income	$13,203,261

1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $6,857,470,802.
5
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance is the result of dollar-roll transactions as of December 31, 2024.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Mortgage Core Fund
Annual Financial Statements and Additional Information

The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$5,629,843,855	$—	$5,629,843,855
Collateralized Mortgage Obligations	—	586,384,756	—	586,384,756
Asset-Backed Securities	—	119,709,037	—	119,709,037
Agency Risk Transfer Securities	—	13,246,713	—	13,246,713
Investment Company	411,777,353	—	—	411,777,353
TOTAL SECURITIES	$411,777,353	$6,349,184,361	$—	$6,760,961,714
Other Financial Instruments:[1]
Assets	$3,678,954	$—	$—	$3,678,954
Liabilities	(118,953)	—	—	(118,953)
TOTAL OTHER FINANCIAL INSTRUMENTS	$3,560,001	$—	$—	$3,560,001

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
CAS	—Connecticut Avenue Securities
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
STACR	—Structured Agency Credit Risk
See Notes which are an integral part of the Financial Statements
Mortgage Core Fund
Annual Financial Statements and Additional Information

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.45	$8.38	$9.76	$10.07	$9.88
Income From Investment Operations:
Net investment income (loss)[1]	0.39	0.35	0.25	0.17	0.24
Net realized and unrealized gain (loss)	(0.28)	0.07	(1.37)	(0.26)	0.22
TOTAL FROM INVESTMENT OPERATIONS	0.11	0.42	(1.12)	(0.09)	0.46
Less Distributions:
Distributions from net investment income	(0.38)	(0.35)	(0.26)	(0.22)	(0.27)
Net Asset Value, End of Period	$8.18	$8.45	$8.38	$9.76	$10.07
Total Return[2]	1.39%	5.19%	(11.57)%	(0.89)%	4.70%
Ratios to Average Net Assets:
Net expenses[3]	0.02%	0.02%	0.02%	0.02%	0.02%
Net investment income	4.66%	4.27%	2.78%	1.72%	2.42%
Expense waiver/reimbursement	—%	—%	—%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$6,062,579	$5,517,185	$3,184,276	$3,204,459	$2,143,118
Portfolio turnover[4]	113%	53%	204%	351%	257%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)[4]	26%	31%	123%	65%	72%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Mortgage Core Fund
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
December 31, 2024

Assets:
Investment in securities, at value including $411,777,353 of investments in affiliated holdings* (identified cost $6,866,255,436, including $411,777,353 of identified cost in affiliated holdings)	$6,760,961,714
Cash	1,349,666
Due from broker (Note 2)	17,804,406
Income receivable	17,335,976
Income receivable from affiliated holdings	1,597,410
Receivable for variation margin on futures contracts	393,119
Total Assets	6,799,442,291
Liabilities:
Payable for investments purchased	716,555,344
Income distribution payable	19,991,323
Payable for Directors’/Trustees’ fees (Note 5)	193
Accrued expenses (Note 5)	316,476
Total Liabilities	736,863,336
Net assets for 741,109,630 shares outstanding	$6,062,578,955
Net Assets Consist of:
Paid-in capital	$6,660,241,241
Total distributable earnings (loss)	(597,662,286)
Total Net Assets	$6,062,578,955
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$6,062,578,955 ÷ 741,109,630 shares outstanding, no par value, unlimited shares authorized	$8.18

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Mortgage Core Fund
Annual Financial Statements and Additional Information

Statement of Operations
Year Ended December 31, 2024

Investment Income:
Interest	$262,649,904
Dividends received from affiliated holdings*	13,203,261
TOTAL INCOME	275,853,165
Expenses:
Administrative fee (Note 5)	8,507
Custodian fees	213,434
Transfer agent fees	360,116
Directors’/Trustees’ fees (Note 5)	24,872
Auditing fees	37,438
Legal fees	10,859
Portfolio accounting fees	260,649
Share registration costs	100
Printing and postage	20,269
Miscellaneous (Note 5)	38,997
TOTAL EXPENSES	975,241
Net investment income	274,877,924
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments	(49,768,272)
Net realized gain on futures contracts	1,702,291
Net change in unrealized appreciation of investments	(131,605,919)
Net change in unrealized appreciation of futures contracts	(3,800,125)
Net realized and unrealized gain (loss) on investments and futures contracts	(183,472,025)
Change in net assets resulting from operations	$91,405,899

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Mortgage Core Fund
Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

Year Ended December 31	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$274,877,924	$199,901,443
Net realized gain (loss)	(48,065,981)	(88,955,272)
Net change in unrealized appreciation/depreciation	(135,406,044)	159,353,077
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	91,405,899	270,299,248
Distributions to Shareholders	(272,825,103)	(199,751,824)
Share Transactions:
Proceeds from sale of shares	1,567,456,321	2,726,863,581
Net asset value of shares issued to shareholders in payment of distributions declared	68,503,553	35,191,234
Cost of shares redeemed	(909,147,105)	(499,692,942)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	726,812,769	2,262,361,873
Change in net assets	545,393,565	2,332,909,297
Net Assets:
Beginning of period	5,517,185,390	3,184,276,093
End of period	$6,062,578,955	$5,517,185,390
See Notes which are an integral part of the Financial Statements
Mortgage Core Fund
Annual Financial Statements and Additional Information

Notes to Financial Statements
December 31, 2024
1. ORGANIZATION
Federated Hermes Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Mortgage Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide total return. The Fund is an investment vehicle used by other Federated Hermes funds that invest some of their assets in mortgage-backed securities. Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Mortgage Core Fund
Annual Financial Statements and Additional Information

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2024, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and sector/asset class risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Mortgage Core Fund
Annual Financial Statements and Additional Information

Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $367,542,337 and $101,209,826, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the 1933 Act; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$3,560,001*

*
Includes cumulative net appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2024
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$1,702,291

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(3,800,125)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Year Ended 12/31/2024	Year Ended 12/31/2023
Shares sold	188,979,745	328,676,656
Shares issued to shareholders in payment of distributions declared	8,281,587	4,270,767
Shares redeemed	(108,969,292)	(59,994,883)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	88,292,040	272,952,540
Mortgage Core Fund
Annual Financial Statements and Additional Information

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2024 and 2023, was as follows:
	2024	2023
Ordinary income	$272,825,103	$199,751,824
As of December 31, 2024, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$459,611
Net unrealized depreciation	$(96,509,088)
Capital loss carryforwards	$(501,612,809)
TOTAL	$(597,662,286)
At December 31, 2024, the cost of investments for federal tax purposes was $6,857,470,802. The net unrealized depreciation of investments for federal tax purposes was $96,509,088. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $25,186,240 and unrealized depreciation from investments for those securities having an excess of cost over value of $121,695,328. The amounts presented are inclusive of derivative contracts. The difference between book-basis and tax-basis net unrealized depreciation is attributable to differing treatments for dollar-roll transactions and mark-to-market on futures contracts.
As of December 31, 2024, the Fund had a capital loss carryforward of $501,612,809 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$291,226,978	$210,385,831	$501,612,809
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to the direction of the Trustees, provides investment adviser services at no fee, because all investors in the Fund are other Federated Hermes Funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates). Although not contractually obligated to do so, the Adviser intends to voluntarily reimburse operating expenses (excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund’s average daily net assets. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to reimbursement for certain out-of-pocket expenses.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of December 31, 2024, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2024, were as follows:
Purchases	$11,942,432
Sales	$230,508,557
Mortgage Core Fund
Annual Financial Statements and Additional Information

7. CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of December 31, 2024, the Fund had no outstanding loans. During the year ended December 31, 2024, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2024, there were no outstanding loans. During the year ended December 31, 2024, the program was not utilized.
10. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
12. FEDERAL TAX INFORMATION (UNAUDITED)
100% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder.
Mortgage Core Fund
Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF mortgage core Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Mortgage Core Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Core Trust (the “Trust”)), including the portfolio of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Core Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and in accordance with the relevant ethical requirements relating to our audits.
We conducted our audits in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
February 24, 2025
Mortgage Core Fund
Annual Financial Statements and Additional Information

Shareholder Meeting Results (unaudited)
At a Special Meeting held on October 25, 2024, shareholders of the Federated Hermes Core Trust (the “Trust”) elected Trustees of the Trust. Shareholders of the Trust elected new individuals to serve as Trustees effective January 1, 2025, who will serve on the Board with current Trustees Messrs. J. Christopher Donahue, John B. Fisher, John G. Carson, G. Thomas Hough, Thomas M. O’Neill, John S. Walsh and Ms. Madelyn A. Reilly. Under the Trust’s Director Service Policy, Trustees Judge Maureen Lally-Green and Mr. P. Jerome Richey retired from the Board on December 31, 2024. The number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office, is included below.
Trustee:	Voted For	Withheld Authority	Abstained	Broker Non-Voting
J. Christopher Donahue	1,013,322,432.510	0.000	0	N/A
John B. Fisher	1,013,322,432.510	0.000	0	N/A
John G. Carson	1,013,322,432.510	0.000	0	N/A
G. Thomas Hough	966,480,352.584	46,842,079.926	0	N/A
Karen L. Larrimer	1,013,322,432.510	0.000	0	N/A
Max F. Miller	1,013,322,432.510	0.000	0	N/A
Frank J. Nasta	1,013,322,432.510	0.000	0	N/A
Thomas M. O’Neill	966,480,352.584	46,842,079.926	0	N/A
Madelyn A. Reilly	1,013,322,432.510	0.000	0	N/A
John S. Walsh	966,480,352.584	46,842,079.926	0	N/A
Mortgage Core Fund
Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes Mortgage Strategy Portfolio (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
The Board considered that the Fund is distinctive in that it is used to implement particular investment strategies that are offered to investors in certain separately managed or wrap fee accounts or programs, or certain other discretionary investment accounts, and may also be offered to other funds (each, a “Federated Hermes Fund” and, collectively the “Federated Hermes Funds”) advised by the Adviser or its affiliates (collectively, “Federated Hermes”).
In addition, the Board considered that the Adviser does not charge an investment advisory fee for its services, although Federated Hermes may receive compensation for managing assets invested in the Fund.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by Federated Hermes in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align
Semi-Annual Financial Statements and Additional Information

with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other Federated Hermes Funds.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s benchmark.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Semi-Annual Financial Statements and Additional Information

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings.
For the one-year, three-year and five-year periods ended December 31, 2024, the Fund outperformed its benchmark.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered that the Adviser does not charge an investment advisory fee to this Fund for its services and has agreed to reimburse the Fund’s expenses so that total operating expenses are zero. Because the Adviser does not charge the Fund an investment advisory fee and the Fund’s total operating expenses will remain at zero due to reimbursement of expenses, the Board noted that it did not consider fee comparisons to other registered funds or other types of clients of Federated Hermes to be relevant to its evaluation.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. The Board considered that the Adviser does not charge an investment advisory fee to the Fund and noted, therefore, that the Adviser does not profit from providing advisory services to the Fund under the Contract.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
Because of the distinctive nature of the Fund as primarily an internal product with an advisory fee of zero, the Board noted that it did not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant to its evaluation.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel.
The Board noted that, although an affiliate of the Adviser charges the Fund an administrative services fee and also the affiliate is entitled to reimbursement for certain out-of-pocket expenses incurred in providing administrative services to the Fund, Federated Hermes reimburses all such fees and expenses to the Fund.
The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the
Semi-Annual Financial Statements and Additional Information

Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Mortgage Strategy Portfolio

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421P407
38886 (8/25)
© 2025 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Corporate Bond Strategy Portfolio: Not Applicable.

Federated Hermes High-Yield Strategy Portfolio: Not Applicable.

Federated Hermes Mortgage Strategy Portfolio: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Corporate Bond Strategy Portfolio: Not Applicable.

Federated Hermes High-Yield Strategy Portfolio: Not Applicable.

Federated Hermes Mortgage Strategy Portfolio: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Corporate Bond Strategy Portfolio: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes High-Yield Strategy Portfolio: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Mortgage Strategy Portfolio: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Corporate Bond Strategy Portfolio: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes High-Yield Strategy Portfolio: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Mortgage Strategy Portfolio: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Managed Pool Series

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  August 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  August 25, 2025

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  August 25, 2025